UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07972
Delaware Group Adviser Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Delaware Diversified Income Fund
Class A
: DPDFX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.70%
Management's discussion of

Fund performance
Performance highlights
Delaware Diversified Income Fund (Class A) returned 12.25% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance
.

Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed
10
fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based
securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares
.
Growth of $10,000 investment
For the period October 31, 2014, through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Diversified Income Fund (Class A) – including sales charge	7.25%	-0.44%	1.29%
Delaware Diversified Income Fund (Class A) – excluding sales charge	12.25%	0.49%	1.76%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.49%
Keep in mind that
the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting
information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
,
weekdays
from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057297)

Delaware Diversified Income Fund
Class C
: DPCFX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.45%
Management's discussion of

Fund performance
Performance highlights
Delaware Diversified Income Fund (Class C) returned 11.26% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance.
Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based
securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2014, through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Diversified Income Fund (Class C) – including sales charge	10.26%	-0.29%	0.99%
Delaware Diversified Income Fund (Class C) – excluding sales charge	11.26%	-0.29%	0.99%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.49%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund
statistics
(as of
October
31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information
, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057297)

Delaware Diversified Income Fund
Class R
: DPRFX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 101	0.95%
Management's discussion of

Fund performance
Performance highlights
Delaware Diversified Income Fund (Class R) returned 11.98% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance.
Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the
most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based
securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2014, through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Diversified Income Fund (Class R) – including sales charge	11.98%	0.21%	1.49%
Delaware Diversified Income Fund (Class R) – excluding sales charge	11.98%	0.21%	1.49%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.49%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance
results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also
request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057297)

Delaware Diversified Income Fund
Institutional Class
: DPFFX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.45%
Management's discussion of

Fund performance
Performance highlights
Delaware Diversified Income Fund (Institutional Class) returned 12.53% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance.
Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based
securities market index for the same period.
Growth of $10,000 investment
For the period October 31, 2014, through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	10 year
Delaware Diversified Income Fund (Institutional Class) – including sales charge	12.53%	0.71%	2.00%
Delaware Diversified Income Fund (Institutional Class) – excluding sales charge	12.53%	0.71%	2.00%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.49%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total
net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.42% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus
, financial information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057297)

Delaware Diversified Income Fund
Class R6
: DPZRX
Annual shareholder report | October 31, 2024
This annual shareholder report contains important information about Delaware Diversified Income Fund (Fund) for the period of November 1, 2023, to October 31, 2024. You can find additional information about the Fund at
delawarefunds.com/literature.
You can also request this information by contacting us at
800 523-1918
, weekdays from
8:30am to 6:00pm ET.
This report describes changes to the Fund that occurred during the reporting period.
What were the  Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$ 38	0.36%
Management's discussion of

Fund performance
Performance highli
gh
ts
Delaware Diversified Income Fund (Class R6) returned 12.63% (excluding sales charge) for the 12 months ended
October 31, 2024.
During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 10.55%.
Top contributors to performance:
Treasury yields fluctuated over the 12-month reporting period but ended lower as the US Federal Reserve (Fed) eventually cut interest rates. The Fund adjusted accordingly, and its positioning across the yield curve contributed to performance.
Allocations to the corporate bond and structured finance sectors contributed to the Fund’s performance.
Top detractors from performance:
Selection within the agency mortgage-backed securities (MBS) market, particularly the 30-year conventional lower coupons, detracted from performance. Overall mortgage rates depressed prepayments, adversely affecting agency MBS performance.
Higher volatility over the reporting period adversely affected the performance of the Fund's agency MBS holdings.
Selection within investment grade public corporates, especially allocations within the cable and satellite industry group, detracted from performance.
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based
securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through October 31, 2024
Average annual total returns ( as of October 31, 2024 )	1 year	5 year	Since inception (5/2/16)
Delaware Diversified Income Fund (Class R6) – including sales charge	12.63%	0.80%	2.21%
Delaware Diversified Income Fund (Class R6) – excluding sales charge	12.63%	0.80%	2.21%
Bloomberg US Aggregate Index	10.55%	-0.23%	1.22%
Keep in mind that the
Fund's
past performance is not a good predictor of how the
Fund
will perform in the future.
Visit delawarefunds.com/performance

for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance results reflect any expense caps in effect during these periods. All results shown assume reinvestment of distributions.
Fund
statistics
(as of October 31, 2024)
Fund net assets	$ 3,011,179,121
Total number of portfolio holdings	900
Total advisory fees paid	$ 8,931,520
Portfolio turnover rate	106%

Fund
holdings
(as of October 31, 2024)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Corporate Bonds	32.73%
Agency Mortgage-Backed Securities	27.60%
US Treasury Obligations	15.23%
Non-Agency Commercial Mortgage-Backed Securities	8.03%
Loan Agreements	3.94%
Non-Agency Asset-Backed Securities	3.75%
Non-Agency Collateralized Mortgage Obligations	2.84%
Short-Term Investments	1.86%
Collateralized Debt Obligations	1.25%
Sovereign Bonds	1.18%

Material Fund changes
Effective July 26, 2024, the Fund introduced a revised fee waiver for Class R6 shares of 0.33% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025, at
delawarefunds.com/literature
or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Availability of additional information
You can find additional information about the Fund, such as the prospectus, financial
information, holdings, and proxy voting information, at delawarefunds.com/literature. You can also request this information by contacting us at
800 523-1918
, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call
800 523-1918
or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at delawarefunds.com/literature.
(4057297)

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Macquarie Funds Internet Web site at www.macquarie.com/mam. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not, other than in his or her capacity as a member of the Board of Trustees or any committee thereof, (i) accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann Borowiec

H. Jeffrey Dobbs

Frances Sevilla-Sacasa, Chair

Christianna Wood

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $44,500 for 2024 and $47,480 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,374,878 for 2024 and $1,362,878 for 2023. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,134 for 2024 and $5,634 for 2023. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2023.

(e)(1)

The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Macquarie Funds.

Service	Range of Fees
Audit Services

Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate

Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate

Tax Services

U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate

U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund

Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services

Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $9,688,403 for 2024 and $24,428,000 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Fixed income mutual fund
Delaware Diversified Income Fund
Financial statements and other information
For the year ended October 31, 2024

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Delaware Diversified Income Fund	October 31, 2024
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.20%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,710	$ 2,721
Series 2002-T19 A1 6.50% 7/25/42	33,570	34,836
Series 2004-T1 1A2 6.50% 1/25/44	7,622	7,754
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	7,413	7,366
Series 2003-W1 2A 5.243% 12/25/42 •	4,934	4,886
Series 2004-W11 1A2 6.50% 5/25/44	87,747	89,067
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	24,326	18,178
Series 2017-40 GZ 3.50% 5/25/47	1,880,557	1,706,462
Freddie Mac REMICs
Series 2557 HL 5.30% 1/15/33	15,427	15,381
Series 4676 KZ 2.50% 7/15/45	1,570,227	1,352,962
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	11,083	11,163
Series T-58 2A 6.50% 9/25/43 ♦	148,499	149,464
Freddie Mac Whole Loan Securities Trust
Series 2015-SC01 1A 3.50% 5/25/45	497,218	437,597
Series 2016-SC02 1A 3.00% 10/25/46	163,150	142,278
GNMA
Series 2013-113 LY 3.00% 5/20/43	1,065,393	958,594
Series 2013-182 CZ 2.50% 12/20/43	1,099,433	963,523

Vendee Mortgage Trust Series 1995-1 5.213% 2/15/25 •	37	37
Total Agency Collateralized Mortgage Obligations (cost $6,313,682)		5,902,269

Agency Commercial Mortgage-Backed Securities — 0.18%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,380,529
FREMF Mortgage Trust
Series 2015-K44 B 144A 3.717% 1/25/48 #, •	1,000,000	993,746
Series 2017-K71 B 144A 3.752% 11/25/50 #, •	80,000	77,288

GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	55,809	0
Total Agency Commercial Mortgage-Backed Securities (cost $5,358,361)		5,451,563

Schedule of investments
Delaware Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities — 27.60%
Fannie Mae 2.50% 11/1/27	101,477	$ 98,802
Fannie Mae S.F. 15 yr
2.50% 7/1/36	10,940,781	10,014,122
2.50% 8/1/36	1,577,416	1,442,880
4.50% 4/1/25	1,417	1,411
4.50% 5/1/38	3,081,709	3,026,675
5.50% 10/1/38	1,064,614	1,074,427
Fannie Mae S.F. 20 yr
2.00% 3/1/41	6,918,042	5,835,747
2.00% 5/1/41	6,571,372	5,537,546
3.00% 9/1/37	1,884,225	1,770,817
4.00% 8/1/42	485,176	459,216
5.50% 8/1/43	3,158,947	3,176,351
Fannie Mae S.F. 30 yr
2.00% 6/1/50	10,150,411	8,126,456
2.00% 11/1/50	8,994,619	7,234,493
2.00% 12/1/50	2,297,828	1,848,766
2.00% 1/1/51	2,380,808	1,923,236
2.00% 2/1/51	6,525,222	5,275,813
2.00% 3/1/51	7,616,710	6,051,901
2.00% 8/1/51	3,313,811	2,665,941
2.00% 9/1/51	18,053,546	14,378,666
2.00% 1/1/52	8,299,834	6,703,321
2.50% 8/1/50	11,262,525	9,498,376
2.50% 6/1/51	8,492,946	7,138,010
2.50% 8/1/51	16,506,453	13,851,087
2.50% 12/1/51	4,334,779	3,602,199
2.50% 2/1/52	26,131,762	21,715,974
3.00% 9/1/42	604,458	539,658
3.00% 5/1/43	849,365	756,873
3.00% 1/1/46	450,567	392,809
3.00% 10/1/46	534,935	470,748
3.00% 4/1/47	4,464,540	3,912,890
3.00% 11/1/48	1,696,740	1,491,057
3.00% 12/1/49	10,415,259	9,139,147
3.00% 7/1/50	1,837,780	1,609,585
3.00% 8/1/50	1,660,351	1,454,185
3.00% 5/1/51	1,206,536	1,057,695
3.00% 7/1/51	9,391,996	8,194,501
3.00% 8/1/51	9,744,624	8,474,982
3.00% 12/1/51	1,441,337	1,264,122

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.00% 6/1/52	12,034,928	$ 10,437,748
3.50% 2/1/47	3,827,216	3,513,541
3.50% 7/1/47	17,274,990	15,866,668
3.50% 1/1/48	578,243	527,321
3.50% 2/1/48	3,382,857	3,065,821
3.50% 12/1/49	603,221	546,974
3.50% 1/1/50	1,825,324	1,659,358
3.50% 3/1/50	1,920,263	1,749,842
3.50% 8/1/50	4,632,065	4,212,432
3.50% 5/1/52	6,906,687	6,248,431
3.50% 6/1/52	8,415,801	7,532,051
3.50% 9/1/52	12,329,638	11,172,820
4.00% 2/1/47	109,074	102,774
4.00% 3/1/47	4,025,986	3,783,181
4.00% 4/1/47	1,126,926	1,062,780
4.00% 10/1/48	5,663,733	5,353,761
4.00% 8/1/51	5,234,681	4,955,753
4.00% 6/1/52	2,392,995	2,213,714
4.00% 9/1/52	6,775,240	6,265,578
4.50% 7/1/40	16,995	16,621
4.50% 8/1/41	18,880	18,466
4.50% 2/1/46	14,354	13,991
4.50% 5/1/46	303,460	296,812
4.50% 4/1/48	1,415,584	1,390,676
4.50% 9/1/48	17,502	16,805
4.50% 1/1/49	9,511,968	9,186,288
4.50% 1/1/50	13,409,210	13,059,590
4.50% 4/1/50	1,659,232	1,599,654
4.50% 10/1/52	28,430,451	27,031,801
4.50% 12/1/52	646,701	614,632
4.50% 2/1/53	7,681,067	7,300,146
5.00% 7/1/47	4,951,909	4,965,536
5.00% 7/1/49	5,227,266	5,174,996
5.00% 1/1/51	5,926,109	5,857,387
5.00% 8/1/53	18,496,573	17,999,024
5.50% 5/1/44	6,170,949	6,265,389
5.50% 8/1/52	508,954	506,207
5.50% 10/1/52	9,187,328	9,145,756
5.50% 11/1/52	8,602,572	8,600,717
6.00% 1/1/42	11,617,672	12,062,089
6.00% 5/1/53	5,966,646	6,036,230

Schedule of investments
Delaware Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 7/1/53	4,557,540	$ 4,665,696
6.00% 9/1/53	17,753,357	17,869,011
7.50% 5/1/31	3,703	3,688

Fannie Mae S.F. 30 yr TBA 5.50% 11/1/54	34,071,000	33,747,291
Freddie Mac S.F. 15 yr
2.00% 1/1/37	12,621,284	11,326,998
3.00% 3/1/35	18,551,461	17,491,015
Freddie Mac S.F. 20 yr
2.00% 5/1/42	5,692,333	4,771,679
2.00% 8/1/42	8,596,131	7,211,218
2.50% 6/1/41	13,593,011	11,794,882
2.50% 2/1/42	1,969,743	1,700,531
2.50% 3/1/42	5,893,609	5,076,793
3.00% 3/1/37	1,466,445	1,359,033
3.00% 4/1/42	1,025,838	918,843
3.00% 6/1/42	5,796,221	5,191,693
5.00% 5/1/29	7,002	6,995
5.00% 11/1/42	5,922,177	5,839,134
Freddie Mac S.F. 30 yr
2.00% 3/1/52	8,105,874	6,441,001
2.50% 10/1/51	16,317,716	13,690,956
2.50% 11/1/51	2,751,736	2,307,223
2.50% 12/1/51	10,575,579	8,886,344
2.50% 5/1/52	824,666	683,888
3.00% 8/1/42	399,479	356,821
3.00% 1/1/43	479,802	427,557
3.00% 11/1/46	81,713	71,998
3.00% 12/1/46	213,759	187,437
3.00% 1/1/47	4,741,075	4,166,189
3.00% 1/1/50	1,441,941	1,265,540
3.00% 7/1/50	3,187,620	2,800,173
3.00% 5/1/51	12,504,785	11,000,469
3.00% 8/1/51	3,410,028	2,967,868
3.00% 8/1/52	4,570,948	3,979,401
3.50% 11/1/48	4,498,490	4,101,760
3.50% 2/1/49	28,150,909	25,181,652
3.50% 4/1/52	10,817,976	9,729,908
4.00% 8/1/52	1,205,160	1,119,987
4.00% 9/1/52	35,373,500	32,800,987
4.50% 1/1/49	5,903,488	5,672,613

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 8/1/49	3,678,025	$ 3,557,741
4.50% 7/1/52	7,589,784	7,224,626
4.50% 9/1/52	2,509,251	2,387,309
4.50% 10/1/52	26,834,949	25,504,164
4.50% 11/1/52	1,233,420	1,171,389
5.00% 9/1/34	139	139
5.00% 7/1/52	26,721,662	26,366,158
5.00% 9/1/52	295,903	291,111
5.00% 6/1/53	6,259,132	6,143,145
5.50% 9/1/41	4,246,974	4,297,852
5.50% 9/1/52	8,178,026	8,229,544
5.50% 11/1/52	5,930,636	5,920,848
5.50% 2/1/53	8,101,017	8,068,661
5.50% 3/1/53	12,496,517	12,501,527
5.50% 6/1/53	4,133,795	4,098,506
5.50% 9/1/53	12,762,426	12,792,743
GNMA I S.F. 30 yr
3.00% 3/15/45	746,716	660,705
3.00% 3/15/50	878,872	773,213
4.00% 1/15/41	144,775	138,211
4.00% 10/15/41	85,879	81,497
4.50% 6/15/40	106,628	104,085
5.00% 12/15/35	57,080	56,207
5.50% 10/15/42	4,535,114	4,627,081
GNMA II
3.25% 11/20/35	285,217	269,786
4.00% 8/20/31	179,190	175,715
4.00% 6/20/36	315,386	297,671
GNMA II S.F. 30 yr
3.00% 8/20/50	1,701,687	1,522,845
3.00% 12/20/51	1,276,496	1,120,142
4.00% 12/20/40	154,865	147,088
4.00% 12/20/44	110,639	105,214
5.00% 9/20/52	3,262,249	3,192,342
5.50% 6/20/49	7,259,471	7,323,455
5.50% 2/20/54	6,384,524	6,388,481
Total Agency Mortgage-Backed Securities (cost $879,084,039)		830,993,319

Schedule of investments
Delaware Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Debt Obligations — 1.25%
AMMC CLO Series 2018-22A A 144A 5.917% (TSFR03M + 1.29%, Floor 1.03%) 4/25/31 #, •	805,576	$ 806,088
Apex Credit CLO Series 2018-1A A2 144A 5.917% (TSFR03M + 1.29%) 4/25/31 #, •	8,798,301	8,802,225
Black Diamond CLO DAC Series 2017-2A A2 144A 6.179% (TSFR03M + 1.56%, Floor 1.30%) 1/20/32 #, •	1,083,310	1,083,319
BlueMountain CLO XXX Series 2020-30A AR 144A 6.026% (TSFR03M + 1.37%, Floor 1.37%) 4/15/35 #, •	3,300,000	3,299,059
Catamaran CLO Series 2014-1A A1BR 144A 6.283% (TSFR03M + 1.65%) 4/22/30 #, •	5,000,000	5,001,620
CIFC Funding Series 2022-3A A 144A 6.027% (TSFR03M + 1.41%, Floor 1.41%) 4/21/35 #, •	3,000,000	3,004,413
Man GLG US CLO Series 2018-1A A1R 144A 6.019% (TSFR03M + 1.40%) 4/22/30 #, •	5,178,822	5,182,400
OFSI BSL XIV CLO Series 2024-14A D1 144A 9.039% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,800,000	1,818,693
Signal Peak CLO Series 2018-5A A1R 144A 6.176% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	8,400,000	8,397,749
Venture 42 CLO Series 2021-42A A1A 144A 6.048% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	300,000	300,251
Total Collateralized Debt Obligations (cost $37,495,792)		37,695,817

Corporate Bonds — 32.73%
Banking — 7.87%
Access Bank 144A 6.125% 9/21/26 #	790,000	754,517
Akbank TAS
6.80% 6/22/31 μ, ■	400,000	398,534
144A 7.498% 1/20/30 #	460,000	469,869

Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ	605,000	591,022
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	725,000	766,462
Banco Mercantil del Norte
144A 7.625% 1/10/28 #, μ, ψ	530,000	526,316
144A 8.375% 10/14/30 #, μ, ψ	520,000	534,913

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Banco Santander Mexico 144A 7.525% 10/1/28 #, μ	425,000	$ 447,282
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ	725,000	727,199
Bank of America
5.518% 10/25/35 μ	12,907,000	12,815,358
5.819% 9/15/29 μ	5,944,000	6,136,603
6.204% 11/10/28 μ	10,070,000	10,473,093
Bank of Montreal
7.30% 11/26/84 μ	1,144,000	1,193,123
7.70% 5/26/84 μ	3,720,000	3,899,832

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	7,723,000	7,677,280
Barclays 7.385% 11/2/28 μ	1,779,000	1,893,834
BBVA Bancomer
144A 5.875% 9/13/34 #, μ	655,000	619,888
144A 8.125% 1/8/39 #, μ	480,000	494,268
Citibank
5.438% 4/30/26	2,180,000	2,206,795
5.488% 12/4/26	2,650,000	2,700,568
5.57% 4/30/34	3,445,000	3,548,921
Citigroup
5.61% 9/29/26 μ	2,033,000	2,044,598
7.00% 8/15/34 μ, ψ	1,950,000	2,068,597

Credit Agricole 144A 6.316% 10/3/29 #, μ	5,919,000	6,192,883
Deutsche Bank
3.729% 1/14/32 μ	3,669,000	3,236,083
6.72% 1/18/29 μ	4,496,000	4,686,447
6.819% 11/20/29 μ	3,590,000	3,785,617
7.146% 7/13/27 μ	2,655,000	2,741,886
Goldman Sachs Group
5.016% 10/23/35 μ	4,705,000	4,595,767
5.727% 4/25/30 μ	2,720,000	2,797,259
6.484% 10/24/29 μ	11,585,000	12,225,821

HDFC Bank 5.18% 2/15/29 ■	670,000	674,538
Huntington Bancshares 6.208% 8/21/29 μ	4,255,000	4,417,425
Huntington National Bank 4.552% 5/17/28 μ	1,496,000	1,486,028
ICICI Bank 144A 4.00% 3/18/26 #	640,000	632,527

Schedule of investments
Delaware Diversified Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
3.109% 4/22/51 μ		1,215,000	$ 846,551
4.005% 4/23/29 μ		1,805,000	1,769,895
5.012% 1/23/30 μ		3,080,000	3,092,841
5.571% 4/22/28 μ		3,335,000	3,395,158
6.254% 10/23/34 μ		2,060,000	2,214,398

Kookmin Bank 144A 2.50% 11/4/30 #		855,000	732,738
Lloyds Banking Group 5.721% 6/5/30 μ		2,215,000	2,269,542
Morgan Stanley
0.495% 10/26/29 μ	EUR	4,650,000	4,531,515
2.484% 9/16/36 μ		9,638,000	7,862,955
6.138% 10/16/26 μ		2,120,000	2,144,752
6.296% 10/18/28 μ		4,478,000	4,666,175
6.407% 11/1/29 μ		3,900,000	4,107,820
6.627% 11/1/34 μ		8,630,000	9,464,730
NBK SPC
144A 1.625% 9/15/27 #, μ		1,105,000	1,041,171
144A 5.50% 6/6/30 #, μ		880,000	903,210

Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		455,000	441,890
PNC Bank 4.05% 7/26/28		6,875,000	6,704,083
PNC Financial Services Group
5.676% 1/22/35 μ		2,200,000	2,260,969
6.875% 10/20/34 μ		3,330,000	3,702,016

Popular 7.25% 3/13/28		2,235,000	2,317,568
QNB Bank 10.75% 11/15/33 μ, ■		690,000	767,539
Regions Financial 5.502% 9/6/35 μ		3,220,000	3,191,998
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ, ■		685,000	683,641
Shinhan Bank 144A 5.75% 4/15/34 #		540,000	549,348
Shinhan Financial Group 144A 5.00% 7/24/28 #		370,000	370,096
Standard Chartered 144A 6.301% 1/9/29 #, μ		790,000	817,493
State Street 4.993% 3/18/27		3,400,000	3,433,246
SVB Financial Group
1.80% 2/2/31 ‡		2,130,000	1,259,725
4.57% 4/29/33 ‡		8,319,000	4,916,155

TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		845,000	838,497
Truist Bank 4.632% 9/17/29 μ		15,293,000	14,902,486
Truist Financial 4.95% 9/1/25 μ, ψ		5,260,000	5,211,975

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Turkiye Garanti Bankasi
144A 7.177% 5/24/27 #, μ		475,000	$ 480,986
144A 8.375% 2/28/34 #, μ		665,000	680,412
UBS Group
0.25% 11/5/28 μ, ■	EUR	2,350,000	2,338,339
144A 5.699% 2/8/35 #, μ		1,485,000	1,521,433
144A 6.85% 9/10/29 #, μ, ψ		4,100,000	4,074,273
US Bancorp
2.491% 11/3/36 μ		9,420,000	7,712,179
4.653% 2/1/29 μ		2,558,000	2,543,156
5.384% 1/23/30 μ		1,040,000	1,056,912
5.678% 1/23/35 μ		2,620,000	2,686,574
5.727% 10/21/26 μ		555,000	559,592
6.787% 10/26/27 μ		1,475,000	1,531,603
			237,058,788
Basic Industry — 0.90%
Anglo American Capital 144A 5.50% 5/2/33 #		780,000	788,133
Braskem Netherlands Finance 144A 8.00% 10/15/34 #		795,000	793,609
Cleveland-Cliffs 144A 7.00% 3/15/32 #		3,300,000	3,307,855
CSN Resources 144A 8.875% 12/5/30 #		640,000	643,107
First Quantum Minerals 144A 9.375% 3/1/29 #		575,000	612,032
FMG Resources August 2006
144A 5.875% 4/15/30 #		1,695,000	1,688,375
144A 6.125% 4/15/32 #		1,685,000	1,692,180

Freeport-McMoRan 5.45% 3/15/43		5,000,000	4,803,060
LD Celulose International 144A 7.95% 1/26/32 #		945,000	967,798
LYB International Finance III
3.625% 4/1/51		3,035,000	2,142,036
5.50% 3/1/34		5,345,000	5,365,973

Methanex 5.25% 12/15/29		1,645,000	1,588,943
Novelis 144A 4.75% 1/30/30 #		745,000	698,540
Samarco Mineracao PIK, 144A 9.00% 6/30/31 #, >>		510,240	484,867
Sasol Financing USA 144A 8.75% 5/3/29 #		760,000	782,072
Sociedad Quimica y Minera de Chile 144A 5.50% 9/10/34 #		845,000	811,369
			27,169,949

Schedule of investments
Delaware Diversified Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage — 0.41%
Jefferies Financial Group
2.625% 10/15/31		4,525,000	$ 3,832,025
5.875% 7/21/28		4,614,000	4,745,026
6.50% 1/20/43		3,120,000	3,301,246

XP 144A 6.75% 7/2/29 #		560,000	562,705
			12,441,002
Capital Goods — 1.86%
Amphenol
2.20% 9/15/31		1,745,000	1,470,635
5.05% 4/5/27		1,735,000	1,753,260

Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		5,172,000	4,665,486
BAE Systems 144A 5.30% 3/26/34 #		2,105,000	2,130,197
Boeing
2.196% 2/4/26		6,805,000	6,555,633
144A 6.858% 5/1/54 #		11,025,000	11,830,322
Bombardier
144A 7.00% 6/1/32 #		1,650,000	1,691,333
144A 7.25% 7/1/31 #		1,650,000	1,706,773

Cemex 144A 9.125% 3/14/28 #, μ, ψ		550,000	585,871
Holcim Finance Luxembourg
0.50% 4/23/31 ■	EUR	2,400,000	2,161,882
0.625% 4/6/30 ■	EUR	2,300,000	2,170,408

Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #		3,690,000	3,796,087
Northrop Grumman
4.75% 6/1/43		925,000	852,586
5.20% 6/1/54		4,040,000	3,924,694

Resideo Funding 144A 6.50% 7/15/32 #		1,260,000	1,269,676
Standard Industries 144A 3.375% 1/15/31 #		4,106,000	3,568,154
TransDigm
144A 6.625% 3/1/32 #		1,650,000	1,679,996
144A 6.875% 12/15/30 #		1,650,000	1,692,841

United Rentals North America 3.875% 2/15/31		2,416,000	2,193,386
West China Cement 4.95% 7/8/26 ■		545,000	414,200
			56,113,420
Communications — 3.82%
America Movil 4.70% 7/21/32		685,000	664,771

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
AT&T
3.50% 9/15/53	11,190,000	$ 7,804,698
6.30% 1/15/38	710,000	770,607

CCO Holdings 144A 4.25% 1/15/34 #	7,640,000	6,110,809
Charter Communications Operating
3.85% 4/1/61	8,730,000	5,247,274
4.40% 12/1/61	4,000	2,674

Connect Finco 144A 9.00% 9/15/29 #	3,560,000	3,385,910
CT Trust 144A 5.125% 2/3/32 #	675,000	614,469
Directv Financing 144A 5.875% 8/15/27 #	1,671,000	1,610,747
Frontier Communications Holdings
144A 5.00% 5/1/28 #	4,185,000	4,117,956
144A 5.875% 10/15/27 #	2,295,000	2,291,598

HTA Group 144A 7.50% 6/4/29 #	795,000	809,634
IHS Holding
144A 5.625% 11/29/26 #	500,000	491,973
5.625% 11/29/26 ■	250,000	245,986

Iliad Holding 144A 8.50% 4/15/31 #	210,000	223,872
Meta Platforms
4.30% 8/15/29	2,130,000	2,114,461
4.55% 8/15/31	935,000	928,286
4.75% 8/15/34	1,905,000	1,885,038
5.40% 8/15/54	2,190,000	2,201,626

Midcontinent Communications 144A 8.00% 8/15/32 #	3,360,000	3,424,132
Millicom International Cellular 144A 7.375% 4/2/32 #	604,000	617,421
Netflix 4.90% 8/15/34	14,935,000	14,910,183
Prosus 144A 4.193% 1/19/32 #	775,000	704,917
Rogers Communications 5.30% 2/15/34	4,880,000	4,843,354
Sable International Finance 144A 7.125% 10/15/32 #	800,000	804,748
Silknet JSC 144A 8.375% 1/31/27 #	710,000	712,682
Sirius XM Radio 144A 4.125% 7/1/30 #	3,795,000	3,398,355
Sprint Capital 6.875% 11/15/28	4,690,000	5,034,095
Sprint Spectrum 144A 4.738% 9/20/29 #	426,250	425,456
Telecom Argentina 144A 9.50% 7/18/31 #	880,000	908,600
Time Warner Cable 7.30% 7/1/38	10,225,000	10,424,609

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
3.00% 2/15/41	13,210,000	$ 9,710,539
3.75% 4/15/27	5,850,000	5,728,519
5.25% 6/15/55	4,395,000	4,168,345
5.75% 1/15/34	1,465,000	1,526,822

Verizon Communications 2.875% 11/20/50	2,755,000	1,756,898
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	4,960,000	4,283,929
		114,905,993
Consumer Cyclical — 1.88%
Alibaba Group Holding 2.70% 2/9/41	580,000	416,078
Aptiv 3.10% 12/1/51	9,901,000	6,053,342
Caesars Entertainment 144A 6.50% 2/15/32 #	3,300,000	3,348,642
Carnival
144A 4.00% 8/1/28 #	1,730,000	1,650,477
144A 7.625% 3/1/26 #	2,524,000	2,543,228

Cencosud 144A 5.95% 5/28/31 #	455,000	461,017
Ford Motor Credit
2.30% 2/10/25	645,000	639,279
2.90% 2/16/28	1,425,000	1,309,036
2.90% 2/10/29	940,000	839,633
4.542% 8/1/26	2,577,000	2,542,087
5.80% 3/5/27	405,000	408,678
5.80% 3/8/29	2,695,000	2,698,889
6.125% 3/8/34	2,195,000	2,174,066
6.798% 11/7/28	1,305,000	1,356,573
6.80% 5/12/28	2,995,000	3,103,689

Future Retail 144A 5.60% 1/22/25 #, ‡	1,295,000	6,488
General Motors Financial
5.60% 6/18/31	1,445,000	1,456,595
5.95% 4/4/34	5,042,000	5,144,079
Home Depot
4.85% 6/25/31	1,065,000	1,071,628
4.875% 6/25/27	1,205,000	1,220,138
4.95% 6/25/34	3,370,000	3,372,439

Hyundai Capital America 144A 5.40% 6/24/31 #	2,130,000	2,144,101
Meituan 144A 4.625% 10/2/29 #	880,000	856,319
Melco Resorts Finance 144A 7.625% 4/17/32 #	905,000	917,569
MGM China Holdings 144A 4.75% 2/1/27 #	670,000	648,045
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,480,000	1,480,830

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Sands China
3.25% 8/8/31	520,000	$ 450,495
4.375% 6/18/30	595,000	560,153

Studio City Finance 144A 5.00% 1/15/29 #	505,000	456,366
Uber Technologies 5.35% 9/15/54	2,160,000	2,061,551
VICI Properties 4.95% 2/15/30	5,195,000	5,104,761
		56,496,271
Consumer Non-Cyclical — 1.50%
AbbVie 5.35% 3/15/44	1,775,000	1,781,686
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	635,000	675,465
Biocon Biologics Global 144A 6.67% 10/9/29 #	865,000	853,593
Bunge Limited Finance 4.20% 9/17/29	4,050,000	3,945,397
DaVita
144A 3.75% 2/15/31 #	1,725,000	1,501,504
144A 4.625% 6/1/30 #	1,550,000	1,427,928

HCA 5.45% 9/15/34	4,710,000	4,678,333
Indofood CBP Sukses Makmur
3.541% 4/27/32 ■	800,000	712,398
4.805% 4/27/52 ■	415,000	349,879

MHP Lux 144A 6.95% 4/3/26 #	715,000	645,118
Minerva Luxembourg 144A 8.875% 9/13/33 #	595,000	625,145
New York and Presbyterian Hospital
2.256% 8/1/40	2,445,000	1,683,823
2.606% 8/1/60	1,600,000	928,968
4.063% 8/1/56	130,000	107,506

NYU Langone Hospitals 3.38% 7/1/55	1,455,000	1,026,595
Royalty Pharma
1.75% 9/2/27	3,955,000	3,647,964
3.35% 9/2/51	10,027,000	6,594,267
5.90% 9/2/54	3,376,000	3,358,120

Takeda Pharmaceutical 3.175% 7/9/50	12,660,000	8,693,613
Tenet Healthcare 4.25% 6/1/29	1,015,000	960,975
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	400,000	388,775
6.75% 3/1/28	540,000	552,687
		45,139,739
Electric — 3.37%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	605,000	533,810
AEP Texas 5.40% 6/1/33	1,180,000	1,184,077
AES Andes 144A 8.15% 6/10/55 #, μ	685,000	700,985

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Appalachian Power 4.50% 8/1/32	5,410,000	$ 5,182,349
Berkshire Hathaway Energy 2.85% 5/15/51	11,235,000	7,203,808
Calpine
144A 4.50% 2/15/28 #	895,000	862,591
144A 5.00% 2/1/31 #	3,015,000	2,848,612
144A 5.125% 3/15/28 #	893,000	873,586

Constellation Energy Generation 5.75% 3/15/54	3,900,000	3,933,478
Dominion Energy Series A 6.875% 2/1/55 μ	3,150,000	3,298,002
Duke Energy 6.45% 9/1/54 μ	1,170,000	1,192,080
Duke Energy Carolinas 4.95% 1/15/33	1,945,000	1,938,503
Engie Energia Chile 144A 6.375% 4/17/34 #	815,000	833,032
Entergy Arkansas 4.20% 4/1/49	2,570,000	2,115,949
Entergy Louisiana 4.95% 1/15/45	685,000	625,677
Entergy Texas 3.55% 9/30/49	2,160,000	1,580,958
Exelon 5.45% 3/15/34	1,430,000	1,455,757
Fells Point Funding Trust 144A 3.046% 1/31/27 #	6,825,000	6,545,649
GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #	775,000	743,609
JSW Hydro Energy 144A 4.125% 5/18/31 #	687,800	620,530
Minejesa Capital 144A 5.625% 8/10/37 #	445,000	419,546
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	555,722	542,540
NextEra Energy Capital Holdings
5.55% 3/15/54	6,700,000	6,664,291
5.749% 9/1/25	6,940,000	6,991,340
Oglethorpe Power
3.75% 8/1/50	4,332,000	3,214,709
4.50% 4/1/47	1,725,000	1,456,907
5.05% 10/1/48	3,280,000	2,990,139
6.20% 12/1/53	825,000	878,930

Pacific Gas & Electric 3.30% 8/1/40	13,248,000	9,936,552
PacifiCorp
5.10% 2/15/29	740,000	749,352
5.45% 2/15/34	1,260,000	1,269,206
5.80% 1/15/55	1,305,000	1,306,649

PG&E 5.25% 7/1/30	2,515,000	2,453,031
Sorik Marapi Geothermal Power 144A 7.75% 8/5/31 #	980,000	967,905
Southern California Edison
4.00% 4/1/47	1,720,000	1,385,810
5.20% 6/1/34	3,145,000	3,155,951

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	510,325	$ 519,280
Vistra 144A 7.00% 12/15/26 #, μ, ψ	3,785,000	3,829,141
Vistra Operations
144A 5.125% 5/13/25 #	4,511,000	4,510,544
144A 6.95% 10/15/33 #	3,625,000	3,958,790
		101,473,655
Energy — 3.91%
3R Lux 144A 9.75% 2/5/31 #	630,000	652,243
BP Capital Markets 4.875% 3/22/30 μ, ψ	9,525,000	9,294,906
BP Capital Markets America
4.812% 2/13/33	2,948,000	2,888,510
5.227% 11/17/34	2,280,000	2,293,156

Canacol Energy 144A 5.75% 11/24/28 #	1,030,000	528,967
ConocoPhillips 5.05% 9/15/33	6,945,000	6,977,383
Diamondback Energy
5.20% 4/18/27	1,655,000	1,672,230
5.40% 4/18/34	5,536,000	5,528,902
5.75% 4/18/54	3,754,000	3,649,057

EIG Pearl Holdings 144A 4.387% 11/30/46 #	545,000	433,188
El Paso Natural Gas 8.375% 6/15/32	690,000	817,219
Enbridge
5.25% 4/5/27	3,020,000	3,062,597
5.75% 7/15/80 μ	1,425,000	1,386,106

Energean Israel Finance 144A 4.875% 3/30/26 #	600,000	582,626
Energy Transfer
5.95% 5/15/54	2,570,000	2,533,575
6.05% 9/1/54	330,000	330,660
6.10% 12/1/28	6,170,000	6,438,457
6.50% 11/15/26 μ, ψ	9,375,000	9,368,882

Eni 144A 5.50% 5/15/34 #	2,615,000	2,630,692
Enterprise Products Operating
3.20% 2/15/52	14,770,000	9,995,504
4.95% 2/15/35	2,250,000	2,214,508
5.35% 1/31/33	630,000	643,709
5.55% 2/16/55	2,125,000	2,111,379
8.055% 6/1/67 •	975,000	975,676

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	1,587,294	1,378,451

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Greensaif Pipelines Bidco
144A 5.853% 2/23/36 #	460,000	$ 461,217
144A 6.51% 2/23/42 #	860,000	893,484
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,735,000	1,646,873
144A 6.25% 4/15/32 #	1,650,000	1,549,588
Kinder Morgan
5.00% 2/1/29	1,235,000	1,236,754
5.20% 6/1/33	310,000	305,223

Kosmos Energy 144A 8.75% 10/1/31 #	880,000	858,701
Medco Maple Tree 144A 8.96% 4/27/29 #	865,000	908,893
MV24 Capital 144A 6.748% 6/1/34 #	839,540	815,335
NuStar Logistics 6.375% 10/1/30	1,530,000	1,548,553
Occidental Petroleum
5.375% 1/1/32	1,760,000	1,738,974
5.55% 10/1/34	1,210,000	1,191,984
6.05% 10/1/54	607,000	588,729
6.125% 1/1/31	4,790,000	4,940,281
6.20% 3/15/40	1,720,000	1,718,066
6.60% 3/15/46	563,000	576,981

Puma International Financing 144A 7.75% 4/25/29 #	719,000	735,186
Raizen Fuels Finance
144A 5.70% 1/17/35 #	810,000	776,425
144A 6.95% 3/5/54 #	900,000	912,306

SEPLAT Energy 144A 7.75% 4/1/26 #	695,000	693,911
Targa Resources Partners 5.00% 1/15/28	5,905,000	5,872,444
Tennessee Gas Pipeline
144A 2.90% 3/1/30 #	7,605,000	6,800,261
8.375% 6/15/32	700,000	809,334

Thaioil Treasury Center 144A 2.50% 6/18/30 #	790,000	682,206
TMS Issuer 144A 5.78% 8/23/32 #	490,000	502,457
Transportadora de Gas del Sur 144A 8.50% 7/24/31 #	660,000	685,982
		117,838,731

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies — 2.43%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	$ 3,432,462
3.00% 10/29/28	12,792,000	11,880,202
4.95% 9/10/34	3,800,000	3,661,012
5.10% 1/19/29	2,000,000	2,006,149
6.50% 7/15/25	3,600,000	3,632,605
Air Lease
3.00% 2/1/30	14,315,000	12,928,370
4.125% 12/15/26 μ, ψ	1,925,000	1,812,571
4.625% 10/1/28	5,801,000	5,743,405
5.10% 3/1/29	4,350,000	4,381,120
5.20% 7/15/31	475,000	473,446

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	2,755,000	2,795,189
Aviation Capital Group
144A 3.50% 11/1/27 #	8,090,000	7,710,124
144A 5.375% 7/15/29 #	3,350,000	3,371,540

Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	705,000	698,064
Blue Owl Credit Income 144A 5.80% 3/15/30 #	7,245,000	7,035,843
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero PIK, 144A 11.00% 9/12/31 #, «	675,000	703,688
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	830,000	846,492
		73,112,282
Financial Services — 0.03%
MAF Global Securities 7.875% 6/30/27 μ, ψ, ■	540,000	558,786
Sunac China Holdings
PIK, 144A 6.00% 9/30/26 #, >>	986,637	172,661
PIK, 144A 6.25% 9/30/27 #, >>	574,277	95,319
		826,766
Industrials — 0.08%
Celestial Dynasty 6.375% 8/22/28 ■	850,000	850,662
CK Hutchison International 23 144A 4.75% 4/21/28 #	490,000	489,184
CK Hutchison International 24 II 144A 4.75% 9/13/34 #	1,060,000	1,029,921
		2,369,767

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 1.55%
AIA Group
144A 3.375% 4/7/30 #	465,000	$ 434,099
144A 5.375% 4/5/34 #	660,000	667,687

Aon 2.90% 8/23/51	8,680,000	5,505,661
Aon North America
5.30% 3/1/31	2,440,000	2,487,017
5.75% 3/1/54	895,000	906,883
Athene Holding
3.45% 5/15/52	6,475,000	4,285,907
3.95% 5/25/51	2,880,000	2,129,297
6.625% 10/15/54 μ	3,070,000	3,026,717

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	5,075,000	5,379,632
Marsh & McLennan 5.35% 11/15/44	4,170,000	4,170,543
New York Life Global Funding 144A 5.45% 9/18/26 #	4,565,000	4,648,303
UnitedHealth Group
4.50% 4/15/33	6,909,000	6,690,520
5.375% 4/15/54	2,945,000	2,897,236
5.50% 7/15/44	3,380,000	3,420,979
		46,650,481
Natural Gas — 0.33%
Atmos Energy 2.85% 2/15/52	2,145,000	1,372,914
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	595,000	443,529
Sempra
4.875% 10/15/25 μ, ψ	1,810,000	1,799,310
6.40% 10/1/54 μ	6,324,000	6,317,546
		9,933,299
Real Estate Investment Trusts — 0.29%
American Homes 4 Rent 3.625% 4/15/32	2,235,000	2,019,614
Extra Space Storage 5.40% 2/1/34	5,500,000	5,504,814
Trust Fibra Uno
144A 4.869% 1/15/30 #	775,000	697,093
144A 7.375% 2/13/34 #	635,000	631,056
		8,852,577
Technology — 1.83%
Accenture Capital
4.25% 10/4/31	2,380,000	2,307,527
4.50% 10/4/34	5,030,000	4,864,025

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)

Amentum Escrow 144A 7.25% 8/1/32 #	3,300,000	$ 3,420,952
Broadcom
144A 3.469% 4/15/34 #	332,000	289,873
5.05% 7/12/29	3,020,000	3,046,818
5.15% 11/15/31	1,890,000	1,907,165

CDW 3.276% 12/1/28	12,405,000	11,561,388
Entegris 144A 4.75% 4/15/29 #	3,030,000	2,937,866
Iron Mountain 144A 5.25% 7/15/30 #	1,700,000	1,645,295
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	6,990,000	6,594,044
Oracle
3.60% 4/1/50	4,983,000	3,590,655
4.20% 9/27/29	2,030,000	1,978,094
4.65% 5/6/30	6,500,000	6,458,766
5.375% 9/27/54	2,010,000	1,913,688
Tencent Holdings
144A 2.88% 4/22/31 #	380,000	338,808
144A 3.68% 4/22/41 #	445,000	365,055

TSMC Arizona 2.50% 10/25/31	1,475,000	1,279,975
TSMC Global 144A 2.25% 4/23/31 #	520,000	447,663
		54,947,657
Transportation — 0.65%
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #	490,000	454,690
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	585,301	612,860
Aeropuertos Dominicanos Siglo XXI 144A 7.00% 6/30/34 #	550,000	561,533
Grupo Aeromexico 144A 8.25% 11/15/29 #	610,000	610,000
International Container Terminal Services 4.75% 6/17/30 ■	775,000	763,154
Latam Airlines Group 144A 7.875% 4/15/30 #	940,000	942,350
Movida Europe 144A 7.85% 4/11/29 #	675,000	640,552
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,150,000	1,193,937
United Airlines
144A 4.375% 4/15/26 #	3,780,000	3,717,083
144A 4.625% 4/15/29 #	10,551,000	10,105,791
		19,601,950

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 0.02%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	610,000	$ 616,090
		616,090
Total Corporate Bonds (cost $1,016,659,755)		985,548,417

Government Agency Obligations — 0.98%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	495,000	446,388
Banco Nacional de Panama 144A 2.50% 8/11/30 #	800,000	648,203
Bapco Energies 7.50% 10/25/27 ■	273,000	282,254
BOC Aviation USA 144A 5.25% 1/14/30 #	1,220,000	1,242,510
Centrais Eletricas Brasileiras 144A 6.50% 1/11/35 #	1,050,000	1,031,363
CIMB Bank 144A 2.125% 7/20/27 #	685,000	640,763
Consorcio Transmantaro 144A 5.20% 4/11/38 #	650,000	612,904
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	316,353
144A 4.25% 7/17/42 #	400,000	320,511

Development Bank of Kazakhstan JSC 144A 5.50% 4/15/27 #	200,000	201,651
Ecopetrol
5.875% 11/2/51	510,000	346,062
8.375% 1/19/36	625,000	611,262

Emirates NBD Bank PJSC 2.625% 2/18/25 ■	310,000	307,460
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #	865,000	868,676
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■	520,000	509,506
Freeport Indonesia 144A 5.315% 4/14/32 #	1,025,000	1,012,954
Gaci First Investment 4.875% 2/14/35 ■	1,032,000	995,023
Georgian Railway JSC 4.00% 6/17/28 ■	320,000	282,879
Huarong Finance 2017 4.75% 4/27/27 ■	590,000	575,988
Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	376,150
KazMunayGas National 144A 5.375% 4/24/30 #	495,000	488,969
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	695,000	720,889
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	950,000	923,959
OCP
144A 3.75% 6/23/31 #	350,000	307,225
144A 5.125% 6/23/51 #	840,000	646,412

	Principalamount°	Value (US $)

Government Agency Obligations (continued)
OCP
144A 7.50% 5/2/54 #	655,000	$ 679,455

Ooredoo International Finance 144A 4.625% 10/10/34 #	965,000	939,556
Oryx Funding 144A 5.80% 2/3/31 #	685,000	693,294
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	781,947
144A 5.25% 5/15/47 #	870,000	789,537
Petroleos Mexicanos
6.75% 9/21/47	1,319,000	945,229
7.69% 1/23/50	1,005,000	780,487
10.00% 2/7/33	300,000	318,198
Petronas Capital
144A 2.48% 1/28/32 #	800,000	678,176
144A 3.50% 4/21/30 #	600,000	560,625

PTTEP Treasury Center 144A 2.587% 6/10/27 #	475,000	448,580
QazaqGaz JSC 144A 4.375% 9/26/27 #	1,445,000	1,389,819
QNB Finance 2.625% 5/12/25 ■	760,000	749,457
Saudi Arabian Oil
144A 3.50% 11/24/70 #	210,000	132,680
144A 4.25% 4/16/39 #	1,367,000	1,205,073
144A 5.75% 7/17/54 #	470,000	454,335

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	509,711	430,488
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	1,005,000	1,012,226
Turk Telekomunikasyon 144A 7.375% 5/20/29 #	675,000	689,767
YPF 144A 9.50% 1/17/31 #	1,050,000	1,108,351
Total Government Agency Obligations (cost $30,580,464)		29,503,594

Municipal Bonds — 0.52%
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	13,160,046	12,831,045
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	2,439,000	2,736,021
Total Municipal Bonds (cost $14,391,732)		15,567,066

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities — 3.75%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.558% 11/25/36 ~	359,562	$ 356,576
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,106	1,009
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	12,750,000	12,176,154
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	5,300,000	5,045,199
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	12,870,838
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	11,796,425	10,665,807
FirstKey Homes Trust
Series 2021-SFR1 B 144A 1.788% 8/17/38 #	4,800,000	4,540,597
Series 2021-SFR2 D 144A 2.058% 9/17/38 #	4,400,000	4,132,217

Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	5,488,000	5,511,904
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	680,000	669,206
Series 2024-B A3 5.10% 4/15/29	10,700,000	10,817,885

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	17,550,000	17,808,434
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	3,250,000	3,321,857
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	7,294,719	7,317,152
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	290,684	287,083
Progress Residential Trust Series 2021-SFR7 D 144A 2.341% 8/17/40 #	3,450,000	3,087,529
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	14,000,000	14,187,095
Total Non-Agency Asset-Backed Securities (cost $114,590,348)		112,796,542

Non-Agency Collateralized Mortgage Obligations — 2.84%
Agate Bay Mortgage Trust
Series 2013-1 B4 144A 3.556% 7/25/43 #, •	1,482,562	1,124,183
Series 2015-1 B1 144A 3.631% 1/25/45 #, •	471,183	453,416
Series 2015-1 B2 144A 3.631% 1/25/45 #, •	266,424	255,928

Bear Stearns Mortgage Securities Series 1996-6 B2 8.00% 11/25/29	11,138	3,283

	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

CHL Mortgage Pass Through Trust Series 2004-J4 3B1 5.25% 5/25/34 ♦	14,033	$ 13,006
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	116,572	102,071
Citigroup Global Markets Mortgage Securities VII Series 1997-HUD1 B2 2.638% 12/25/30 •	477,128	94,406
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 6.757% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,948,553
Series 2022-R02 2M2 144A 7.857% (SOFR + 3.00%) 1/25/42 #, •	2,200,000	2,256,155
Series 2024-R04 1M1 144A 5.957% (SOFR + 1.10%) 5/25/44 #, •	9,927,350	9,927,329
CSMC Trust
Series 2013-7 B4 144A 3.545% 8/25/43 #, •	1,067,044	876,716
Series 2017-HL1 A12 144A 3.50% 6/25/47 #, •	1,451,793	1,297,507

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	2,528,848	2,219,006
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-HQA2 M2AS 6.021% (SOFR + 1.16%) 12/25/29 •	236,723	236,793
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 6.507% (SOFR + 1.65%) 1/25/34 #, •	4,306,601	4,325,304
Series 2021-HQA2 M2 144A 6.907% (SOFR + 2.05%) 12/25/33 #, •	12,166,775	12,373,134
Series 2022-DNA1 M2 144A 7.357% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,563,455
Series 2022-DNA2 M2 144A 8.607% (SOFR + 3.75%) 2/25/42 #, •	2,000,000	2,093,666
JPMorgan Mortgage Trust
Series 2004-A3 4A2 7.633% 7/25/34 •	2,586	2,507
Series 2014-2 B1 144A 3.418% 6/25/29 #, •	546,605	514,106
Series 2014-2 B2 144A 3.418% 6/25/29 #, •	216,947	203,307
Series 2015-4 B1 144A 3.53% 6/25/45 #, •	1,261,823	1,155,681
Series 2015-4 B2 144A 3.53% 6/25/45 #, •	918,592	838,179
Series 2016-4 B1 144A 3.788% 10/25/46 #, •	810,132	750,589
Series 2016-4 B2 144A 3.788% 10/25/46 #, •	1,400,454	1,292,694
Series 2017-1 B3 144A 3.447% 1/25/47 #, •	2,604,578	2,288,743
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	207,955	185,591
Series 2017-4 A13 144A 3.50% 11/25/48 #, •	5,583,177	4,935,910
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	200,287	177,436

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	933,451	$ 795,110
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	1,757,330	1,429,560
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	3,436,444	2,777,794
Series 2021-13 A3 144A 2.50% 4/25/52 #, •	3,938,239	3,185,776
Series 2021-13 B1 144A 3.139% 4/25/52 #, •	4,633,322	3,784,229
JPMorgan Trust
Series 2015-1 B2 144A 6.677% 12/25/44 #, •	740,455	715,858
Series 2015-5 B2 144A 6.874% 5/25/45 #, •	740,378	738,010
Series 2015-6 B1 144A 3.504% 10/25/45 #, •	797,664	752,680
Series 2015-6 B2 144A 3.504% 10/25/45 #, •	736,452	694,026
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	1,645,357	1,334,605
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	1,637,233	1,327,033

MRFC Mortgage Pass Through Trust Series 1998-2 B1 6.75% 6/25/28 ♦	232	228
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	419,981	403,347
Radnor Re Series 2024-1 M1B 144A 7.757% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •	550,000	553,691
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	1,735,587	1,401,892
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	3,736,233	3,006,020
Sequoia Mortgage Trust
Series 2013-4 B2 3.436% 4/25/43 •	267,884	254,531
Series 2015-1 B2 144A 3.93% 1/25/45 #, •	522,634	498,568
Series 2015-2 B2 144A 3.757% 5/25/45 #, •	147,818	138,861
Series 2017-5 B1 144A 3.787% 8/25/47 #, •	193,653	177,717
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,309,623	1,068,813
Structured Asset Mortgage Investments
Series 1998-2 B 6.75% 5/2/30 •	3,229	95
Series 1998-2 C 6.75% 5/2/30 •	1,466	38
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,429,772
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	225,922	221,479

Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 144A 3.00% 12/25/49 #, •	513,970	439,135
Total Non-Agency Collateralized Mortgage Obligations (cost $93,336,043)		85,637,522

	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 8.03%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	$ 6,459,033
Series 2017-BNK5 B 3.896% 6/15/60 •	2,970,000	2,812,201
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	5,597,973
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	7,341,230
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	7,744,284
Series 2020-BN29 A4 1.997% 11/15/53	5,400,000	4,438,698
Series 2022-BNK39 B 3.238% 2/15/55 •	3,195,000	2,672,613
Series 2022-BNK39 C 3.269% 2/15/55 •	2,092,000	1,644,581
Series 2022-BNK40 B 3.393% 3/15/64 •	4,550,000	3,829,320

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	28,399
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	10,673,000	10,241,868
Series 2020-B17 A5 2.289% 3/15/53	6,844,000	5,859,321
Series 2020-B18 A5 1.925% 7/15/53	3,000,000	2,514,754
Series 2020-B19 A5 1.85% 9/15/53	835,000	692,902
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	3,003,723
Series 2020-B22 A5 1.973% 1/15/54	8,455,000	7,033,455
Series 2021-B25 A5 2.577% 4/15/54	5,000,000	4,208,938
Series 2022-B32 B 3.202% 1/15/55 •	4,505,000	3,575,531
Series 2022-B32 C 3.454% 1/15/55 •	5,500,000	4,217,483
Series 2022-B33 B 3.614% 3/15/55 •	2,250,000	1,854,561
Series 2022-B33 C 3.614% 3/15/55 •	2,250,000	1,769,633
Series 2022-B34 A5 3.786% 4/15/55 •	6,115,000	5,493,026
Series 2022-B35 A5 4.444% 5/15/55 •	6,555,000	6,168,343

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	3,550,000	3,178,113
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	7,504,931
Series 2019-CF2 A5 2.874% 11/15/52	5,870,000	5,228,534
Series 2019-CF3 A4 3.006% 1/15/53	3,222,000	2,865,581
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,351,527	5,199,988
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,775,742
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,132,721

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	10,020,000	9,726,466
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	10,493,908
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	124,939

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2015-CR23 A4 3.497% 5/10/48	115,000	$ 114,172
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,241,746

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,094,022
GS Mortgage Securities Trust
Series 2012-BWTR C 144A 3.328% 11/5/34 #, •	1,000,000	364,909
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	6,718,275
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,336,390
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	113,638
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	6,749,319
Series 2019-GC42 A4 3.00% 9/10/52	5,440,000	4,920,882
Series 2020-GC47 A5 2.377% 5/12/53	5,373,000	4,639,523

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	8,998,891	8,875,352
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5 A5 3.723% 3/15/50	1,500,000	1,448,400
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	275,015
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	7,199,000	6,020,730
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	3,864,434
Series 2016-JP2 AS 3.056% 8/15/49	180,000	168,340

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 A5 3.531% 10/15/48	4,045,000	3,982,232
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,232,661
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	3,662,565
Series 2020-HR8 A4 2.041% 7/15/53	19,609,000	16,729,905
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,406,049
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,317,275
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	5,680,134
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	3,512,964
Total Non-Agency Commercial Mortgage-Backed Securities (cost $270,502,838)		241,901,725

	Principalamount°	Value (US $)

Loan Agreements — 3.94%
Basic Industry — 0.07%
A-Ap Buyer 7.854% (SOFR03M + 3.25%) 9/9/31 •	2,075,000	$ 2,086,672
		2,086,672
Brokerage — 0.16%
Jefferies Finance 7.759% (SOFR01M + 3.00%) 10/21/31 •	1,555,000	1,545,281
June Purchaser TBD 9/11/31 X	3,200,000	3,208,000
		4,753,281
Capital Goods — 0.86%
Alliance Laundry Systems Tranche B 8.185% (SOFR01M + 3.50%) 8/19/31 •	2,750,000	2,759,820
Azorra Soar TLB FInance Limited 8.132% (SOFR03M + 3.50%) 10/18/29 •	1,510,000	1,504,337
Berry Global Tranche AA 6.688% (SOFR01M + 1.86%) 7/1/29 •	1,769,010	1,775,276
Indicor Tranche C 7.854% (SOFR03M + 3.25%) 11/22/29 •	4,502,375	4,509,408
Lightning Power Tranche B 8.346% (SOFR03M + 3.25%) 8/18/31 •	3,545,000	3,560,290
Standard Industries 6.759% (SOFR01M + 2.00%) 9/22/28 •	3,197,955	3,207,949
SunSource Borrower 8.785% (SOFR01M + 4.10%) 3/25/31 •	3,368,075	3,364,707
White Cap Buyer Tranche C 7.935% (SOFR01M + 3.25%) 10/19/29 •	5,190,000	5,185,578
		25,867,365
Communications — 0.58%
Charter Communications Operating
Tranche B2 6.343% (SOFR03M + 1.75%) 2/1/27 •	1,918,697	1,918,638
Tranche B-4 6.594% (SOFR03M + 2.00%) 12/7/30 •	2,878,250	2,862,100

Connect US Finco 9.185% (SOFR01M + 4.50%) 9/27/29 •	1,865,575	1,696,274
Frontier Communications Tranche B 8.763% (SOFR06M + 3.50%) 7/1/31 •	4,552,884	4,589,876
Midcontinent Communications 7.286% (SOFR01M + 2.50%) 8/16/31 •	3,000,000	3,015,000
Viasat 9.185% (SOFR01M + 4.50%) 3/2/29 •	3,340,776	3,040,106

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Communications (continued)

Virgin Media Bristol Tranche Y 7.724% (SOFR03M + 3.28%) 3/31/31 •	417,000	$ 405,496
		17,527,490
Consumer Cyclical — 0.61%
Flutter Entertainment Tranche B 6.604% (SOFR03M + 2.00%) 11/29/30 •	3,180,962	3,185,931
Light and Wonder International Tranche B-2 7.034% (SOFR01M + 2.25%) 4/14/29 •	4,221,196	4,222,703
Peer Holding III Tranche B-5 7.604% (SOFR03M + 3.00%) 7/1/31 •	7,625,000	7,645,648
Staples 10.688% (SOFR03M + 5.75%) 9/4/29 •	3,495,000	3,242,703
		18,296,985
Consumer Non-Cyclical — 0.11%
Concentra Health Services Tranche B 6.935% (SOFR01M + 2.25%) 7/26/31 •	3,490,000	3,498,725
		3,498,725
Electric — 0.14%
Calpine
6.685% (SOFR01M + 2.00%) 12/16/27 •	466,469	467,052
6.685% (SOFR01M + 2.00%) 1/31/31 •	912,216	910,949

Vistra Operations 6.685% (SOFR01M + 2.00%) 12/20/30 •	2,853,227	2,858,900
		4,236,901
Financial Services — 0.22%
Dragon Buyer 7.854% (SOFR03M + 3.25%) 9/30/31 •	3,185,000	3,171,066
TransUnion Intermediate Holdings Tranche B-8 6.435% (SOFR01M + 1.75%) 6/24/31 •	3,356,588	3,357,520
		6,528,586
Insurance — 0.43%
Ardonagh Group Finco Pty Tranche B 8.354% - 8.535% (SOFR06M + 3.75%) 2/17/31 •	6,410,000	6,438,044
DaVita Tranche B-1 6.685% (SOFR01M + 2.00%) 5/9/31 •	5,170,000	5,174,306
USI 7.354% (SOFR03M + 2.75%) 9/27/30 •	1,268,986	1,270,572
		12,882,922

		Principalamount°	Value (US $)

Loan Agreements (continued)
Technology — 0.76%
Amentum Holdings 6.935% (SOFR01M + 2.25%) 9/29/31 •		4,150,000	$ 4,153,893
BMC Software 1st Lien TBD 7/30/31 X		6,580,000	6,567,663
Entegris Tranche B 6.354% (SOFR03M + 1.75%) 7/6/29 •		1,584,850	1,589,912
Epicor Software Tranche E 7.935% (SOFR01M + 3.25%) 5/30/31 •		1,907,960	1,916,947
Informatica Tranche B 6.935% (SOFR01M + 2.25%) 10/27/28 •		1,696,500	1,699,681
Instructure Holdings TBD 9/11/31 X		2,345,000	2,331,809
UKG Tranche B 7.617% (SOFR03M + 3.00%) 2/10/31 •		4,726,552	4,737,257
			22,997,162
Total Loan Agreements (cost $118,574,328)			118,676,089

Sovereign Bonds — 1.18%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	300,000	322,374
			322,374
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		233,000	222,916
8.25% 5/9/28 ■		299,000	286,060
144A 8.75% 4/14/32 #		200,000	181,710
			690,686
Argentina — 0.04%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		1,532,546	1,034,978
1.00% 7/9/29		81,280	58,535
			1,093,513
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		603,000	525,038
			525,038

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	$ 634,234
		634,234
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #	200,000	197,250
		197,250
Bermuda — 0.04%
Bermuda Government International Bonds
3.375% 8/20/50 ■	328,000	224,680
144A 5.00% 7/15/32 #	900,000	881,100
		1,105,780
Brazil — 0.04%
Brazilian Government International Bonds
4.75% 1/14/50	1,351,000	994,621
6.00% 10/20/33	300,000	298,192
		1,292,813
Chile — 0.04%
Chile Government International Bonds
3.10% 5/7/41	721,000	536,681
3.50% 1/31/34	400,000	354,639
3.50% 1/25/50	250,000	181,329
		1,072,649
Colombia — 0.05%
Colombia Government International Bonds
3.25% 4/22/32	550,000	425,996
4.125% 2/22/42	368,000	234,585
5.00% 6/15/45	528,000	363,061
5.20% 5/15/49	200,000	136,961
8.375% 11/7/54	200,000	194,841
		1,355,444
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #	300,000	271,200
		271,200

	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Dominican Republic — 0.05%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #	1,448,000	$ 1,327,326
144A 5.30% 1/21/41 #	350,000	307,037
		1,634,363
Ecuador — 0.02%
Ecuador Government International Bonds
144A 5.50% 7/31/35 #, ~	759,875	422,693
144A 6.61% 7/31/30 #, ^	82,079	44,958
144A 6.90% 7/31/30 #, ~	289,958	200,916
		668,567
Egypt — 0.04%
Egypt Government International Bonds
5.80% 9/30/27 ■	287,000	270,728
144A 8.70% 3/1/49 #	1,080,000	869,704
		1,140,432
El Salvador — 0.01%
El Salvador Government International Bonds
144A 0.25% 4/17/30 #	350,000	9,535
144A 9.25% 4/17/30 #	350,000	347,813
		357,348
Ghana — 0.01%
Ghana Government International Bonds
144A 4.946% 7/3/26 #, ^	17,696	16,451
144A 5.00% 7/3/35 #, ~	133,826	115,090
144A 5.00% 7/3/35 #, ~	192,444	134,494
144A 5.548% 1/3/30 #, ^	27,595	20,968
		287,003
Guatemala — 0.04%
Guatemala Government Bonds
144A 5.25% 8/10/29 #	250,000	242,937
144A 6.55% 2/6/37 #	879,000	886,384
		1,129,321
Hungary — 0.02%
Hungary Government International Bond 144A 6.75% 9/25/52 #	200,000	212,996
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	425,000	440,006
		653,002

Schedule of investments
Delaware Diversified Income Fund
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Indonesia — 0.03%
Indonesia Government International Bonds
4.65% 9/20/32		400,000	$ 391,982
5.25% 1/17/42 ■		200,000	199,595
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		294,000	290,148
			881,725
Ivory Coast — 0.04%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	100,000	95,420
144A 6.125% 6/15/33 #		1,111,000	1,009,535
			1,104,955
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	373,945
			373,945
Mexico — 0.07%
Mexico Government International Bonds
3.50% 2/12/34		1,456,000	1,186,182
4.875% 5/19/33		300,000	276,681
6.338% 5/4/53		300,000	279,507
6.35% 2/9/35		400,000	402,319
			2,144,689
Morocco — 0.01%
Morocco Government International Bond 144A 1.375% 3/30/26 #	EUR	200,000	210,097
			210,097
Nigeria — 0.04%
Nigeria Government International Bonds
7.143% 2/23/30 ■		300,000	271,181
7.375% 9/28/33 ■		351,000	297,435
144A 7.875% 2/16/32 #		703,000	632,542
			1,201,158
Oman — 0.06%
Oman Government International Bonds
144A 6.75% 1/17/48 #		1,399,000	1,450,620
7.375% 10/28/32 ■		363,000	406,376
			1,856,996

		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Panama — 0.04%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	$ 408,875
Panama Government International Bonds
6.40% 2/14/35		426,000	408,816
7.50% 3/1/31		500,000	526,494
			1,344,185
Paraguay — 0.02%
Paraguay Government International Bond 144A 5.40% 3/30/50 #		827,000	735,410
			735,410
Peru — 0.03%
Peruvian Government International Bond 2.844% 6/20/30		841,000	749,764
			749,764
Poland — 0.05%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		585,000	582,132
144A 5.75% 7/9/34 #		400,000	404,296
Republic of Poland Government International Bond 5.50% 4/4/53		462,000	448,073
			1,434,501
Qatar — 0.04%
Qatar Government International Bond 144A 4.40% 4/16/50 #		1,409,000	1,256,081
			1,256,081
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	200,000	214,566
			214,566
Romania — 0.02%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	110,016
144A 3.375% 1/28/50 #	EUR	290,000	211,711
7.125% 1/17/33 ■		402,000	426,548
			748,275
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46 ■		471,000	397,215
			397,215

Schedule of investments
Delaware Diversified Income Fund
		Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Serbia — 0.04%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	350,000	$ 342,998
144A 3.125% 5/15/27 #	EUR	300,000	321,856
144A 6.00% 6/12/34 #		400,000	402,053
			1,066,907
South Africa — 0.03%
Republic of South Africa Government International Bonds
4.85% 9/30/29		230,000	217,391
4.875% 4/14/26		331,000	328,310
5.65% 9/27/47		200,000	157,275
5.75% 9/30/49		395,000	309,473
			1,012,449
South Korea — 0.04%
Export-Import Bank of Korea 5.125% 1/11/33		400,000	407,485
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		785,000	789,071
			1,196,556
Sri Lanka — 0.02%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		755,000	466,212
			466,212
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		350,000	328,887
			328,887
Türkiye — 0.06%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		450,000	447,032
Turkey Government International Bonds
7.625% 4/26/29		1,000,000	1,048,037
9.125% 7/13/30		360,000	402,541
			1,897,610
Ukraine — 0.01%
Ukraine Government International Bonds
144A 1.75% 2/1/34 #, ~		238,830	114,196
144A 1.75% 2/1/35 #, ~		185,756	86,560
144A 1.75% 2/1/36 #, ~		106,147	48,904
144A 3.00% 2/1/30 #, ~		28,991	14,059

	Principalamount°	Value (US $)

Sovereign BondsΔ (continued)
Ukraine (continued)
Ukraine Government International Bonds
144A 7.75% 2/1/34 #, ~	108,336	$ 40,761
144A 7.75% 2/1/35 #, ~	91,551	44,860
144A 7.75% 2/1/36 #, ~	76,293	37,094
		386,434
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■	741,000	96,091
		96,091
Total Sovereign Bonds (cost $37,847,003)		35,535,725

Supranational Banks — 0.08%
Africa Finance 144A 5.55% 10/8/29 #	845,000	845,761
African Development Bank 5.75% 5/7/34 μ, ψ	1,135,000	1,099,242
Corp Andina de Fomento 5.00% 1/24/29	400,000	405,110
Total Supranational Banks (cost $2,354,015)		2,350,113

US Treasury Obligations — 15.23%
US Treasury Bonds
2.25% 8/15/46	19,395,000	13,069,654
2.50% 2/15/45	12,945,000	9,324,951
3.875% 2/15/43	16,430,000	15,028,316
4.125% 8/15/44	7,920,000	7,438,613
4.25% 2/15/54	14,535,000	13,975,176
4.25% 8/15/54	2,335,000	2,247,255
4.625% 5/15/44	8,345,000	8,389,333
4.625% 5/15/54	12,325,000	12,615,794
US Treasury Floating Rate Notes
4.692% (USBMMY3M + 0.15%) 4/30/26 •	8,855,000	8,848,454
4.724% (USBMMY3M + 0.18%) 7/31/26 •	13,965,000	13,959,819
US Treasury Notes
3.50% 9/30/29	142,545,000	138,457,964
3.625% 9/30/31	35,450,000	34,189,862
3.75% 8/31/26	2,270,000	2,252,975
3.875% 8/15/34	51,680,000	50,008,478
4.00% 1/31/31	42,960,000	42,464,113

Schedule of investments
Delaware Diversified Income Fund
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
4.625% 9/30/28	72,530,000	$ 73,732,692

US Treasury Strip Coupon 4.482% 5/15/44 ^	16,165,000	6,338,891
US Treasury Strip Principal 2.26% 5/15/44 ^	15,205,000	6,225,546
Total US Treasury Obligations (cost $475,314,369)		458,567,886
	Number of shares
Common Stock — 0.10%
Transportation — 0.10%
Grupo Aeromexico =, †	140,061	3,149,876
Total Common Stock (cost $1,686,558)		3,149,876

Short-Term Investments — 1.86%
Money Market Mutual Funds — 1.86%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.76%)	14,006,225	14,006,225
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.70%)	14,006,225	14,006,225
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.81%)	14,009,300	14,009,300
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.78%)	14,006,225	14,006,225
Total Short-Term Investments (cost $56,027,975)		56,027,975
Total Value of Securities—100.47% (cost $3,160,117,302)		$3,025,305,498
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of Rule 144A securities was $504,871,840, which represents 16.77% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2024. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>>	PIK. 100% of the income received was in the form of principal.
«	PIK. The first payment of cash and/or principal will be made after October 31, 2024.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at October 31, 2024.
X	This loan will settle after October 31, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of risk.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
†	Non-income producing security.

Schedule of investments
Delaware Diversified Income Fund
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at October 31, 2024:1
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
JPMCB	EUR	(1,765,277)	USD	1,964,419	12/13/24	$40,623
TD	EUR	(10,838,560)	USD	12,047,804	11/22/24	247,373
Total Forward Foreign Currency Exchange Contracts						$287,996
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1,470	US Treasury 5 yr Notes	$157,634,531	$159,358,421	12/31/24	$—	$(1,723,890)	$(265,893)
933	US Treasury 10 yr Ultra Notes	106,128,750	106,726,111	12/19/24	—	(597,361)	(174,937)
(31)	US Treasury 10 yr Ultra Notes	(3,526,250)	(3,687,234)	12/19/24	160,984	—	5,813
920	US Treasury Long Bonds	108,531,250	114,813,111	12/19/24	—	(6,281,861)	(86,250)
(3)	US Treasury Long Bonds	(353,906)	(374,359)	12/19/24	20,453	—	281
144	US Treasury Ultra Bonds	18,090,000	19,295,137	12/19/24	—	(1,205,137)	9,000
Total Futures Contracts			$396,131,187		$181,437	$(9,808,249)	$(511,986)

Swap Contracts
CDS Contracts[2]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.42.V1[5] 6/20/29-Quarterly	18,750,000	5.000%	$(1,365,569)	$(1,309,227)	$(56,342)	$52,996
			(1,365,569)	(1,309,227)	(56,342)	52,996
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	5,579,000	1.000%	(40,495)	13,664	(54,159)	—
JPMCB Republic of Indonesia 1.00% 12/20/28 Baa2 12/20/28- Quarterly	1,253,000	1.000%	(20,544)	(6,099)	(14,445)	—
JPMCB Republic of South Africa 1.00% 9/20/28 Baa2 6/20/28- Quarterly	913,000	1.000%	11,438	40,617	(29,179)	—
			(49,601)	48,182	(97,783)	—
Total CDS Contracts			$(1,415,170)	$(1,261,045)	$(154,125)	$52,996
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Schedule of investments
Delaware Diversified Income Fund
[1]	See Note 9 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(118,411).
5	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
Summary of abbreviations:
BDC – Business Development Company
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JPMCC – JPMorgan Chase & Co.
JSC – Joint Stock Company
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate

Summary of abbreviations: (continued)
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Diversified Income Fund	October 31, 2024
Assets:
Investments, at value*	$3,025,305,498
Foreign currencies, at valueΔ	217,170
Cash	6,114,700
Cash collateral due from brokers	10,528,781
Dividends and interest receivable	20,270,739
Receivable for fund shares sold	13,930,918
Receivable for securities sold	2,136,814
Unrealized appreciation on forward foreign currency exchange contracts	287,996
Variation margin due from brokers on centrally cleared credit default swap contracts	52,996
Prepaid expenses	51,521
Upfront payments paid on over-the-counter credit default swap contracts	48,182
Other assets	34,756
Total Assets	3,078,980,071
Liabilities:
Payable for securities purchased	48,403,700
Payable for fund shares redeemed	16,333,947
Investment management fees payable to affiliates	956,164
Other accrued expenses	810,025
Variation margin due to broker on future contracts	511,986
Distribution payable	294,011
Cash collateral due to brokers	220,000
Distribution fees payable to affiliates	155,176
Unrealized depreciation on over-the-counter credit default swap contracts	97,783
Due to brokers	18,158
Total Liabilities	67,800,950
Total Net Assets	$3,011,179,121

Net Assets Consist of:
Paid-in capital	$3,696,446,339
Total distributable earnings (loss)	(685,267,218)
Total Net Assets	$3,011,179,121

Net Asset Value

Class A:
Net assets	$560,850,213
Shares of beneficial interest outstanding, unlimited authorization, no par	73,452,241
Net asset value per share	$7.64
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.00

Class C:
Net assets	$33,332,654
Shares of beneficial interest outstanding, unlimited authorization, no par	4,365,955
Net asset value per share	$7.63

Class R:
Net assets	$13,181,971
Shares of beneficial interest outstanding, unlimited authorization, no par	1,727,639
Net asset value per share	$7.63

Institutional Class:
Net assets	$2,132,802,136
Shares of beneficial interest outstanding, unlimited authorization, no par	279,088,089
Net asset value per share	$7.64

Class R6:
Net assets	$271,012,147
Shares of beneficial interest outstanding, unlimited authorization, no par	35,454,309
Net asset value per share	$7.64
*Investments, at cost	$3,160,117,302
ΔForeign currencies, at cost	216,426
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Diversified Income Fund	Year ended October 31, 2024
Investment Income:
Interest	$137,154,664
Dividends	3,670,660
140,825,324

Expenses:
Management fees	14,094,940
Distribution expenses — Class A	1,246,094
Distribution expenses — Class C	353,848
Distribution expenses — Class R	64,752
Dividend disbursing and transfer agent fees and expenses	2,670,036
Accounting and administration expenses	490,751
Legal fees	246,168
Reports and statements to shareholders expenses	209,292
Registration fees	200,670
Trustees’ fees	135,498
Custodian fees	70,746
Audit and tax fees	42,375
Other	251,280
20,076,450
Less expenses waived	(5,163,420)
Less expenses paid indirectly	(47,765)
Total operating expenses	14,865,265
Net Investment Income (Loss)	125,960,059

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(49,678,314)
Foreign currencies	1,286,960
Forward foreign currency exchange contracts	(1,912,181)
Futures contracts	2,972,229
Options written	112,558
Swap contracts	(785,988)
Net increase from payment by affiliates[1]	3,809,967
Net realized gain (loss)	(44,194,769)

Net change in unrealized appreciation (depreciation) on:
Investments	256,100,584
Foreign currencies	44,251
Forward foreign currency exchange contracts	(612,522)
Futures contracts	3,877,077
Swap contracts	(71,883)
Net change in unrealized appreciation (depreciation)	259,337,507
Net Realized and Unrealized Gain (Loss)	215,142,738
Net Increase (Decrease) in Net Assets Resulting from Operations	$341,102,797
[1]	See Note 2 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Diversified Income Fund
	Year ended
	10/31/24	10/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$125,960,059	$114,001,761
Net realized gain (loss)	(48,004,736)	(208,323,737)
Net increase from payment by affiliates[1]	3,809,967	—
Net change in unrealized appreciation (depreciation)	259,337,507	124,901,651
Net increase (decrease) in net assets resulting from operations	341,102,797	30,579,675

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(19,722,067)	(20,044,536)
Class C	(1,132,889)	(1,372,230)
Class R	(479,349)	(520,785)
Institutional Class	(92,605,612)	(87,289,501)
Class R6	(10,393,326)	(7,329,489)

Return of capital:
Class A	—	(59,334)
Class C	—	(5,017)
Class R	—	(1,648)
Institutional Class	—	(243,068)
Class R6	—	(19,968)
	(124,333,243)	(116,885,576)

Capital Share Transactions (See Note 6):
Proceeds from shares sold:
Class A	67,371,872[2]	73,371,752
Class C	6,093,731[2]	5,667,295
Class R	2,639,975[2]	2,698,993
Institutional Class	767,769,198[2]	742,539,588
Class R6	118,034,177[2]	43,452,431

Net assets from reorganization:[3]
Class A	114,382,152	—
Class C	2,354,249	—
Class R	926,064	—
Institutional Class	118,504,403	—
Class R6	8,567,846	—

	Year ended
	10/31/24	10/31/23
Capital Share Transactions (continued)
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$18,889,396	$18,888,494
Class C	1,113,094	1,340,211
Class R	476,511	518,405
Institutional Class	88,413,198	83,899,420
Class R6	9,808,065	6,774,940
	1,325,343,931	979,151,529
Cost of shares redeemed:
Class A	(137,238,684)	(129,889,881)
Class C	(14,226,458)	(17,126,145)
Class R	(4,263,023)	(5,737,321)
Institutional Class	(994,384,215)	(750,364,911)
Class R6	(56,834,060)	(20,962,786)
	(1,206,946,440)	(924,081,044)
Increase in net assets derived from capital share transactions	118,397,491	55,070,485
Net Increase (Decrease) in Net Assets	335,167,045	(31,235,416)

Net Assets:
Beginning of year	2,676,012,076	2,707,247,492
End of year	$3,011,179,121	$2,676,012,076
[1]	See Note 2 in “Notes to financial statements.”
[2]	Amount includes capital contribution by affiliates. See Note 2 in “Notes to financial statements.”
[3]	See Note 7 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Diversified Income Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.08	$7.30	$9.17	$9.23	$8.85

0.30	0.29	0.21	0.19	0.22
0.55	(0.21)	(1.77)	(0.02)	0.42
0.01[2]	—	—	—	—
0.86	0.08	(1.56)	0.17	0.64

(0.30)	(0.30)	(0.25)	(0.23)	(0.26)
—	—	(0.06)	—[3]	—
—	—[3]	—[3]	—	—
(0.30)	(0.30)	(0.31)	(0.23)	(0.26)

—[2,4]	—	—	—	—

$7.64	$7.08	$7.30	$9.17	$9.23

12.25%[6]	0.93%	(17.34%)	1.90%	7.37%

$560,850	$461,253	$511,883	$716,494	$733,935
0.70%[8]	0.70%	0.70%	0.69%	0.69%
0.87%[8]	0.87%	0.89%	0.86%	0.86%
4.01%	3.88%	2.57%	2.04%	2.47%
3.84%	3.71%	2.38%	1.87%	2.30%
106%	107%	106%	198%	112%

Financial highlights
Delaware Diversified Income Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.08	$7.30	$9.17	$9.22	$8.85

0.25	0.24	0.15	0.12	0.15
0.53	(0.22)	(1.77)	(0.01)	0.41
0.01[2]	—	—	—	—
0.79	0.02	(1.62)	0.11	0.56

(0.24)	(0.24)	(0.19)	(0.16)	(0.19)
—	—	(0.06)	—[3]	—
—	—[3]	—[3]	—	—
(0.24)	(0.24)	(0.25)	(0.16)	(0.19)

—[2,4]	—	—	—	—

$7.63	$7.08	$7.30	$9.17	$9.22

11.26%[6]	0.17%	(17.96%)	1.25%	6.45%

$33,333	$35,260	$46,151	$79,733	$149,707
1.45%[8]	1.45%	1.45%	1.44%	1.44%
1.62%[8]	1.62%	1.64%	1.61%	1.61%
3.26%	3.13%	1.82%	1.29%	1.72%
3.09%	2.96%	1.63%	1.12%	1.55%
106%	107%	106%	198%	112%

Financial highlights
Delaware Diversified Income Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.07	$7.30	$9.17	$9.22	$8.85

0.29	0.27	0.19	0.17	0.20
0.54	(0.22)	(1.77)	(0.01)	0.41
0.01[2]	—	—	—	—
0.84	0.05	(1.58)	0.16	0.61

(0.28)	(0.28)	(0.23)	(0.21)	(0.24)
—	—	(0.06)	—[3]	—
—	—[3]	—[3]	—	—
(0.28)	(0.28)	(0.29)	(0.21)	(0.24)

—[2,4]	—	—	—	—

$7.63	$7.07	$7.30	$9.17	$9.22

11.98%[6]	0.54%	(17.55%)	1.76%	6.99%

$13,182	$12,448	$15,253	$21,563	$26,403
0.95%[8]	0.95%	0.95%	0.94%	0.94%
1.12%[8]	1.12%	1.14%	1.11%	1.11%
3.76%	3.63%	2.32%	1.79%	2.22%
3.59%	3.46%	2.13%	1.62%	2.05%
106%	107%	106%	198%	112%

Financial highlights
Delaware Diversified Income Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.08	$7.30	$9.18	$9.23	$8.86

0.32	0.31	0.23	0.21	0.25
0.55	(0.21)	(1.78)	(0.01)	0.40
0.01[2]	—	—	—	—
0.88	0.10	(1.55)	0.20	0.65

(0.32)	(0.32)	(0.27)	(0.25)	(0.28)
—	—	(0.06)	—[3]	—
—	—[3]	—[3]	—	—
(0.32)	(0.32)	(0.33)	(0.25)	(0.28)

—[2,4]	—	—	—	—

$7.64	$7.08	$7.30	$9.18	$9.23

12.53%[6]	1.18%	(17.22%)	2.27%	7.52%

$2,132,802	$1,991,742	$1,981,547	$3,129,804	$2,671,510
0.45%[8]	0.45%	0.45%	0.44%	0.44%
0.62%[8]	0.62%	0.64%	0.61%	0.61%
4.26%	4.13%	2.82%	2.29%	2.72%
4.09%	3.96%	2.63%	2.12%	2.55%
106%	107%	106%	198%	112%

Financial highlights
Delaware Diversified Income Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Capital contribution by affiliates

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Calculated using average shares outstanding.
[2]	See Note 2 in “Notes to financial statements.”
[3]	Amount is less than $(0.005) per share.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[6]	Total return for the year ended October 31, 2024 includes the impact of the payment by affiliates. Total return would have been lower by 0.14% excluding payment by affiliates. See Note 2 in “Notes to financial statements.”
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended October 31, 2024.
See accompanying notes, which are an integral part of the financial statements.

Year ended
10/31/24	10/31/23	10/31/22	10/31/21	10/31/20
$7.08	$7.30	$9.18	$9.23	$8.86

0.33	0.32	0.24	0.22	0.25
0.55	(0.21)	(1.78)	(0.01)	0.41
0.01[2]	—	—	—	—
0.89	0.11	(1.54)	0.21	0.66

(0.33)	(0.33)	(0.28)	(0.26)	(0.29)
—	—	(0.06)	—[3]	—
—	—[3]	—[3]	—	—
(0.33)	(0.33)	(0.34)	(0.26)	(0.29)

—[2,4]	—	—	—	—

$7.64	$7.08	$7.30	$9.18	$9.23

12.63%[6]	1.27%	(17.15%)	2.35%	7.61%

$271,012	$175,309	$152,413	$231,735	$38,057
0.36%[8]	0.36%	0.36%	0.36%	0.36%
0.53%[8]	0.53%	0.55%	0.53%	0.53%
4.35%	4.22%	2.91%	2.37%	2.80%
4.18%	4.05%	2.72%	2.20%	2.63%
106%	107%	106%	198%	112%

Notes to financial statements
Delaware Diversified Income Fund	October 31, 2024
Delaware Group® Adviser Funds (Trust) is organized as a Delaware statutory trust and offers one fund: Delaware Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security and CDS contracts valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC as the Valuation Designee for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended October 31, 2024, and for all open tax years (years ended October 31, 2021–October 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial

Notes to financial statements
Delaware Diversified Income Fund
1. Significant Accounting Policies (continued)
statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended October 31, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At October 31, 2024, the Fund posted $179,671 in cash as collateral for TBA trades, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are

Notes to financial statements
Delaware Diversified Income Fund
1. Significant Accounting Policies (continued)
recorded to income as earned or paid. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays dividends from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended October 31, 2024, the Fund earned $47,181 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended
October 31, 2024, the Fund earned $584 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on the next $5.5 billion, and 0.40% on average daily net assets in excess of $8 billion.
Effective July 26, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.42% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets and 0.33% of the Fund’s Class R6 shares’ average daily net assets through February 26, 2026. Prior to July 26, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeding 0.45% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ and 0.36% of the Fund's Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from July 26, 2024 through February 26, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
0.67%*	1.42%*	0.92%*	0.42%*	0.33%*
*	Prior to July 26, 2024, these amounts for Class A, Class C, Class R, Institutional Class, and Class R6 shares were 0.70%, 1.45%, 0.95%, 0.45%, and 0.36%, respectively.
DMC has entered into Sub-Advisory Agreements on behalf of the Fund with Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited and Macquarie Investment Management Europe Limited, each of which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the relevant Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Fund. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended October 31, 2024, the Fund paid $138,321 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended October 31, 2024, the Fund paid $194,493 for

Notes to financial statements
Delaware Diversified Income Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the year ended October 31, 2024, the Fund paid $83,396 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the year ended October 31, 2024, DDLP earned $21,283 for commissions on sales of the Fund’s Class A shares. For the year ended October 31, 2024, DDLP received gross CDSC commissions of $420 and $3,170 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
MIMBT, of which DMC is a series, entered into a settlement agreement on September 19, 2024 with the U.S. Securities and Exchange Commission (SEC) consenting to an order (Settlement Order) relating to a legacy investment strategy, the Absolute Return Mortgage-Backed Securities Strategy (ARMBS Strategy). MIMBT no longer offers the ARMBS Strategy. MIMBT agreed to the Settlement Order without admitting or denying the SEC’s findings. The Settlement Order does not impact MIMBT’s ability to continue to provide services to the Fund. In connection with the findings in the Settlement Order, MIMBT made a payment to the Fund on October 25, 2024, in the amount of $4,888,592. This amount is included on the “Statement of operations” under “Net increase from payment by affiliates” and on the “Statements of changes in net assets” under “Proceeds from shares sold.”
3. Investments
For the year ended October 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$885,012,700
Purchases of US government securities	2,189,861,586
Sales other than US government securities	985,296,553
Sales of US government securities	2,108,931,649
The tax cost of investments and derivatives includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments but which approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At October 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$3,151,394,107
Aggregate unrealized appreciation of investments and derivatives	$30,208,444
Aggregate unrealized depreciation of investments and derivatives	(165,908,405)
Net unrealized depreciation of investments and derivatives	$(135,699,961)
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities,

Notes to financial statements
Delaware Diversified Income Fund
3. Investments (continued)
prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of October 31, 2024:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$5,902,269	$—[1]	$5,902,269
Agency Commercial Mortgage-Backed Securities	—	5,451,563	—	5,451,563
Agency Mortgage-Backed Securities	—	830,993,319	—	830,993,319
Collateralized Debt Obligations	—	37,695,817	—	37,695,817
Common Stock	—	—	3,149,876	3,149,876
Corporate Bonds	—	985,548,417	—	985,548,417
Government Agency Obligations	—	29,503,594	—	29,503,594
Loan Agreements	—	118,676,089	—	118,676,089
Municipal Bonds	—	15,567,066	—	15,567,066
Non-Agency Asset-Backed Securities	—	112,796,542	—	112,796,542
Non-Agency Collateralized Mortgage Obligations	—	85,637,522	—	85,637,522
Non-Agency Commercial Mortgage-Backed Securities	—	241,901,725	—	241,901,725
Sovereign Bonds	—	35,535,725	—	35,535,725
Supranational Banks	—	2,350,113	—	2,350,113

	Level 1	Level 2	Level 3	Total
US Treasury Obligations	$—	$458,567,886	$—	$458,567,886
Short-Term Investments	56,027,975	—	—	56,027,975
Total Value of Securities	$56,027,975	$2,966,127,647	$3,149,876	$3,025,305,498

Derivatives[2]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$287,996	$—	$287,996
Futures Contracts	181,437	—	—	181,437

Liabilities:
Centrally Cleared Credit Default Swap Contracts	$—	$(56,342)	$—	$(56,342)
Futures Contracts	(9,808,249)	—	—	(9,808,249)
Over-The-Counter Credit Default Swap Contracts	—	(97,783)	—	(97,783)

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
[2]Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.
During the year ended October 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting year.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.

Notes to financial statements
Delaware Diversified Income Fund
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2024 and 2023 were as follows:
	Year ended
	10/31/24	10/31/23
Ordinary income	$124,333,243	$116,556,541
Return of capital	—	329,035
Total	$124,333,243	$116,885,576
5. Components of Net Assets on a Tax Basis
As of October 31, 2024, the components of net assets on a tax basis were as follows:
Shares of beneficial interest	$3,696,446,339
Undistributed ordinary income	1,024,663
Distributions payable	(294,011)
Capital loss carryforwards	(550,278,093)
Deferred directors fees	(872)
Unrealized depreciation of investments, foreign currencies, and derivatives	(135,718,905)
Net assets	$3,011,179,121
Differences between components of net assets unrealized and tax cost unrealized may arise due to unrealized appreciation/depreciation on foreign currency.
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of forward foreign currency exchange contracts, mark-to-market of swap contracts, mark-to-market of futures contracts, and market discount and premium on debt instruments.
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications were due to reorganization-related adjustments, tax treatment of swap contracts, and paydown gains (losses) of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2024, the adjustments were to increase paid-in-capital and decrease total distributable earnings (loss) and by $104,020,808.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At October 31, 2024, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 178,589,273	$371,688,820	$ 550,278,093
6. Capital Shares
Transactions in capital shares were as follows:
	Year ended
	10/31/24	10/31/23
Shares sold:
Class A	8,840,042	9,711,563
Class C	801,200	750,016
Class R	347,570	358,840
Institutional Class	101,140,436	98,297,366
Class R6	15,740,878	5,742,743

Shares from reorganization:[1]
Class A	15,030,506	—
Class C	309,363	—
Class R	121,851	—
Institutional Class	15,572,195	—
Class R6	1,125,867	—

Shares issued upon reinvestment of dividends and distributions:
Class A	2,482,823	2,506,251
Class C	146,505	177,685
Class R	62,734	68,811
Institutional Class	11,623,047	11,133,765
Class R6	1,287,854	899,842
	174,632,871	129,646,882

Notes to financial statements
Delaware Diversified Income Fund
6. Capital Shares (continued)
	Year ended
	10/31/24	10/31/23

Shares redeemed:
Class A	(18,055,373)	(17,183,578)
Class C	(1,873,186)	(2,269,651)
Class R	(563,996)	(758,765)
Institutional Class	(130,413,939)	(99,537,093)
Class R6	(7,447,892)	(2,759,745)
	(158,354,386)	(122,508,832)
Net increase	16,278,485	7,138,050
[1]	See Note 7.
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the years ended October 31, 2024 and 2023, the Fund had the following exchange transactions:
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Year ended
10/31/24	112,096	9,672	1,075,827	47,468	98,545	1,051,506	$8,987,483
10/31/23	306,860	49,046	911,170	97,911	315,515	853,805	9,723,995
7. Reorganization
On January 16, 2024, the Board approved a proposal to reorganize Delaware Ivy Core Bond Fund, (the “Acquired Fund”), a series of Ivy Funds, with and into the Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). On April 30, 2024, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. In approving the Reorganization, the Board considered various factors, including that the Acquiring Fund and the Acquired Fund share similar investment objectives, principal investment strategies and principal risks, and materially similar fundamental investment restrictions and that the Acquiring Fund's overall total expense ratio is expected to be equal to the corresponding Acquired Fund's total expense ratio following the Reorganization taking into account applicable expense limitation arrangements. The Reorganization was accomplished by a tax-free exchange of shares on July 26, 2024. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transaction information associated with the Acquired Fund and the Acquiring Fund on the Reorganization date were as follows:
	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
Class A	$112,497,713	12,268,017	15,030,506	$460,385,423	1.2050
Class C	2,354,249	256,734	309,363	32,373,715	1.2050
Class R	926,064	100,878	121,851	12,317,229	1.2079
Class I/Institutional Class*	118,504,403	12,923,054	15,572,195	2,222,816,692	1.2050
Class R6	8,567,846	934,334	1,125,867	282,743,535	1.2050
Class Y**	1,884,439	205,500	—	—	—
*Acquired Fund Class I shares are named Institutional Class for the Acquiring Fund.
**Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.
The net assets of the Acquired Fund before the Reorganization were $244,989,528. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $3,255,371,308.
Assuming the Reorganization had been completed on November 1, 2023, the Acquiring Fund's pro forma results of operations for the year ended October 31, 2024, would have been as follows:
Net investment income	$ 136,939,263
Net realized loss on investments	(51,308,824)
Net change in unrealized appreciation (depreciation)	291,809,134
Net increase in net assets resulting from operations	$ 377,439,573
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s “Statement of Operations” since the Reorganization was consummated on July 26, 2024.

Notes to financial statements
Delaware Diversified Income Fund
8. Line of Credit
The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 28, 2024. This Agreement was extended to October 27, 2025.
The Fund had no amounts outstanding as of October 31, 2024, or at any time during the year then ended.
9. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedule of investments.” At October 31, 2024, the Fund posted $30,000 and received $220,000 in cash as collateral for open forward foreign currency exchange contracts, which is included in “Cash collateral due from brokers” and “Cash collateral due to brokers”, respectively, on the “Statement of assets and liabilities.”
During the year ended October 31, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies and to manage overall portfolio risk.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At October 31, 2024, the Fund posted $9,486,950 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the year ended October 31, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily

Notes to financial statements
Delaware Diversified Income Fund
9. Derivatives (continued)
basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at October 31, 2024.
During the year ended October 31, 2024, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.
Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (OTC swaps). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (centrally cleared swaps).
Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.
During the year ended October 31, 2024, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts.

Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, or (2) for cleared swaps, trading these instruments through a central counterparty.
During the year ended October 31, 2024, the Fund used CDS contracts to hedge against credit events and to gain exposure to certain securities or markets.
At October 31, 2024, the Fund posted $832,160 in cash as collateral for open centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”
Fair values of derivative instruments as of October 31, 2024 were as follows:
	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$287,996	$—	$287,996
Variation margin due to broker on futures contracts*	—	181,437	181,437
Total	$287,996	$181,437	$469,433
	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$(9,808,249)	$—	$(9,808,249)
Variation margin due from brokers on centrally cleared credit default swap contracts*	—	(56,342)	(56,342)
Unrealized depreciation on over-the-counter credit default swap contracts	—	(97,783)	(97,783)
Total	$(9,808,249)	$(154,125)	$(9,962,374)

Notes to financial statements
Delaware Diversified Income Fund
9. Derivatives (continued)
*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts were opened through October 31, 2024. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”
The effect of derivative instruments on the “Statement of operations” for the year ended
October 31, 2024 was as follows:
	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Swap Contracts	Total
Currency contracts	$(1,912,181)	$—	$—	$—	$(1,912,181)
Interest rate contracts	—	2,972,229	112,558	—	3,084,787
Credit contracts	—	—	—	(785,988)	(785,988)
Total	$(1,912,181)	$2,972,229	$112,558	$(785,988)	$386,618
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(612,522)	$—	$—	$(612,522)
Interest rate contracts	—	3,877,077	—	3,877,077
Credit contracts	—	—	(71,883)	(71,883)
Total	$(612,522)	$3,877,077	$(71,883)	$3,192,672
The table below summarizes the average daily balance of derivative holdings by the Fund during the year ended October 31, 2024:
	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average contract amount)	$7,717,312	$31,110,905
Futures contracts (average notional amount)	518,164,738	57,478,357
Options contracts (average value)*	—	3,075
CDS contracts (average notional amount)**	31,002,373	876,587
*Long represents purchased options and short represents written options.
**Long represents buying protection and short represents selling protection.
10. Offsetting
The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”
At October 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$40,623	$(97,783)	$(57,160)
TD Bank	247,373	—	247,373
Total	$287,996	$(97,783)	$190,213
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(57,160)	$—	$—	$—	$30,000	$(27,160)
TD Bank	247,373	—	(220,000)	—	—	27,373
Total	$190,213	$—	$(220,000)	$—	$30,000	$213
(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
11. Securities Lending
The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With

Notes to financial statements
Delaware Diversified Income Fund
11. Securities Lending (continued)
respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired.

Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the year ended October 31, 2024, the Fund had no securities out on loan.
12. Credit and Market Risks
The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.
Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact the Fund’s performance.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets

Notes to financial statements
Delaware Diversified Income Fund
12. Credit and Market Risks (continued)
experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional

Notes to financial statements
Delaware Diversified Income Fund
12. Credit and Market Risks (continued)
funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.
As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the year ended October 31, 2024.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
13. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14. Recent Accounting Pronouncements
In November 2023, the FASB issued an Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (CODM). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Fund is currently assessing the impact of this ASU, however, the Fund does not expect a material impact on its financial statements.
15. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to October 31, 2024, that would require recognition or disclosure in the Fund's financial statements.

Report of independent registered public accounting firm
To the Board of Trustees of Delaware Group® Adviser Funds and Shareholders of Delaware Diversified Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Diversified Income Fund (constituting Delaware Group® Adviser Funds, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more Macquarie investment companies since 2010.

Other Fund information (Unaudited)
Delaware Diversified Income Fund
Tax Information
The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.
All disclosures are based on financial information available as of the date of this report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.
For the fiscal year ended October 31, 2024, the Fund reports distributions paid during the year as follows:
(A) Ordinary Income Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.
For the fiscal year ended October 31, 2024, certain distributions paid by the Fund, determined to be Qualified Interest Income or Qualified Short-Term Capital gains may be subject to relief from US tax withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended October 31, 2024, the Fund has reported maximum distributions of Qualified Interest Income of $105,617,680.
The percentage of the ordinary dividends reported by the Fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 97.84%.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.

Other Fund information (Unaudited)
Delaware Diversified Income Fund
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024
At a meeting held on August 13-15, 2024 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Diversified Income Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).
Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2024, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2024. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a one-year term. The following summarizes a number of important, but not necessarily all of the, factors considered by the Board in support of its approval.
Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board met with DMC’s senior management and investment personnel. The Board reviewed the materials provided by the Fund’s portfolio management team discussing its performance, investment strategies and outlook, as well as DMC with respect to comparing Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board’s review included consideration of DMC’s investment oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals.  The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation and compliance risks and its plans for enhancing those programs (including through the allocation of additional resources and enhancements to existing processes and testing). The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates, as well as information from Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, regarding Macquarie’s commitment to the U.S. mutual fund business.
In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the fund complex. Among other things, these services include third party service provider oversight, transfer agency, internal audit, pricing and valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing: the preparation of the Fund’s prospectus, summary prospectus, statement of additional information, and shareholder reports; responsibility for other periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board.
The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie, and the resources available to DMC as part of Macquarie’s global asset management business.
The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various

Other Fund information (Unaudited)
Delaware Diversified Income Fund
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable.  The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.
The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.
Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2023.
The Performance Universe for the Fund consisted of the Fund and all retail and institutional core plus bond funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe and for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally outperforming its Performance Universe and benchmark index during the periods under review. The Board noted subsequent to the periods under review, the Fund changed its investment strategy in April 2024 and the Fund’s current portfolio management team changed as of May 2024.
Comparative expenses. The Board received and considered expense data for the Fund.  DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses (reflecting any applicable fee waivers and/or expense reimbursements), for comparative consistency, were shown by Broadridge for Institutional Class shares, including 12b-1 and non-12b-1 service fees (as applicable). The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). The Fund’s total expenses were also compared with those of its Expense Universe, which is comprised of the Fund, its Expense Group and all other similar with an institutional share class (i.e., funds without 12b-1 fees and non-12b-1 service fees) with assets equal to or greater than $100 million, excluding outliers (the “Expense Universe”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers and/or expense reimbursements, with the Fund’s Expense Universe.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.
The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.
The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the complex, including the current breakpoints. The Board considered the continuation and/or implementation of contractual fee waivers and/or expense reimbursements, as applicable. The Board noted that, as of March 31, 2024, the Fund’s net assets exceeded its third breakpoint level and that breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints schedule are exceeded. The Board considered whether the reorganization of assets from another Fund within the complex were expected to have economic benefits due to the increased assets under management represented by the combined Funds. The Board noted

Other Fund information (Unaudited)
Delaware Diversified Income Fund
Board Consideration of Investment Management Agreement and Sub-Advisory  Agreements at a Meeting Held on August 13-15, 2024 (continued)
that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.
Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the complex as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.
The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.
Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the complex; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the complex.  The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.
Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, unanimously approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Delaware Funds by Macquarie
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Delaware Funds by Macquarie
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4057297)
AR-189-1224
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Adviser Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

Date:	January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer

Date:	January 6, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer

Date:	January 6, 2025